SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              _X__

         File No. 33-82264:

         Pre-Effective Amendment No.____                             ____

         Post-Effective Amendment No._3__                            _X__

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      _X__


         File No. 811-8668:

         Amendment No._5__


         BENHAM MANAGER FUNDS
         (Exact Name of Registrant as Specified in Charter)

         1665 Charleston Road, Mountain View, CA  94043
         (Address of Principal Executive Offices)

         Registrant's Telephone Number, including Area Code:  415-965-8300

         Douglas A. Paul
         1665 Charleston Road, Mountain View, CA  94043
         (Name and Address of Agent for Service)

Approximate Date of Initial Public Offering:  12/1/94

It is proposed that this filing will become effective:

         __X_ immediately upon filing pursuant to paragraph (b) of Rule 485
         ____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
         ____ on (date), pursuant to paragraph (a)(1) of Rule 485
         ____ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
         ____ on (date) pursuant to paragraph  (a)(2) of Rule 485

Registrant has elected to register an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. On January 17, 1996, Registrant filed its Rule 24f-2 Notice on Form 24f-2 with respect to its fiscal year ended November 30, 1995.

                              BENHAM MANAGER FUNDS
                           BENHAM CAPITAL MANAGER FUND

                              CROSS-REFERENCE SHEET
                     1933 Act Post-Effective Amendment No. 3
                            1940 Act Amendment No. 5

PART A: PROSPECTUS

Item              Prospectus Caption

1                 Cover Page

2    (a)          Summary of Fund Expenses
     (b), (c)     Not Applicable

3    (a), (b)     Not Applicable
     (c)          Performance
     (d)          Not Applicable

4    (a)(i)       Cover Page, About Benham Manager Funds
     (a)(ii)-(c)  Investment Objectives, Other Investment Policies and
                  Techniques

5    (a)          About Benham Manager Funds
     (b)-(f)      The Benham Group, Advisory and Service Fees
     (g)          Not Applicable

5A                Not Applicable

6    (a)          About Benham Manager Funds, How to Redeem Your Investment
     (b)-(d)      Not Applicable
     (e)          How to Invest
     (f), (g)     Distributions and Taxes

7    (a)          Distribution of Shares
     (b)          Share Price
     (c)          Not Applicable
     (d)          How to Buy Shares, About Benham-Sponsored Retirement Plans
     (e), (f)     Not Applicable

8    (a)          How to Redeem Your Investment, How to Redeem Shares, About
                  Benham-Sponsored Retirement Plans
     (b)          Broker-Dealer Transactions
     (c), (d)     How to Redeem Your Investment, About Benham-Sponsored
                  Retirement Plans

9                 Not Applicable

                              CROSS-REFERENCE SHEET
                                   (continued)

PART B: STATEMENT OF ADDITIONAL INFORMATION

Item              Statement of Additional Information Caption

10                Cover Page

11                Table of Contents

12                Not Applicable

13   (a)          Investment Policies and Techniques
     (b)          Investment Restrictions
     (c)          Investment Policies and Techniques, Investment Restrictions
     (d)          Not Applicable

14   (a)-(b)      Trustees and Officers
     (c)          Not Applicable

15   (a)-(b)      Not Applicable
     (c)          Trustees and Officers

16   (a), (b)     Investment Advisory Services
     (c), (d)     Administrative and Transfer Agent Services
     (e)-(g)      Not Applicable
     (h)          About Benham Manager Funds
     (i)          Administrative and Transfer Agent Services

17   (a)          Portfolio Transactions
     (b)          Not Applicable
     (c)          Portfolio Transactions
     (d), (e)     Not Applicable

18   (a)          About Benham Manager Funds
     (b)          Not Applicable

19   (a)          Additional Purchase and Redemption Information
     (b)          Valuation of Portfolio Securities
     (c)          Not Applicable

20                Taxes

21   (a)          Additional Purchase and Redemption Information
     (b), (c)     Not Applicable

22                Performance

                                     BENHAM
                                 CAPITAL MANAGER
                                      FUND



                        A Series of Benham Manager Funds


                          Prospectus * January 29, 1996



                       [picture of pie slices representing
                            investments in the fund]




                        [company logo] The Benham Group

                        Part of the Twentieth Century Family of Mutual Funds

-------------------
[information in left margin of page]
THE BENHAM GROUP
1665 Charleston Road
Mountain View, California 94043

FUND INFORMATION
1-800-331-8331
1-415-965-4274


INVESTOR SERVICES

1-800-321-8321
1-415-965-4222

TDD SERVICE
1-800-624-6338
1-415-965-4764

BENHAM GROUP REPRESENTATIVES ARE AVAILABLE BY TELEPHONE WEEKDAYS FROM 5 A.M. TO 5 P.M. PACIFIC TIME.
-------------------

BENHAM CAPITAL MANAGER FUND

A Series of Benham Manager Funds

Prospectus  *  January 29, 1996


BENHAM CAPITAL MANAGER FUND (Fund) seeks to maximize total return (capital appreciation plus dividend income) consistent with prudent investment risk. The Fund seeks to achieve these objectives by allocating its assets among (i) U.S. equity securities, (ii) U.S. fixed-income securities, (iii) money market instruments, (iv) foreign equity and fixed-income securities, and (v) securities of companies with substantial gold-related assets and natural resources linked investments. The Fund is a diversified series of Benham Manager Funds, a no-load, open-end management investment company.

Please read this prospectus carefully and retain it for future reference. It is designed to help you decide whether the Fund's goals match your own. A Statement of Additional Information (also dated January 29, 1996) has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference. For a free copy, call or write The Benham Group.

Mutual fund shares are not insured by the FDIC, the Federal Reserve Board, or any other agency. The value of the investment and its returns will fluctuate and is not guaranteed.

AS WITH ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF FUND EXPENSES

The tables below illustrate the fees and expenses an investor in the Fund would incur directly or indirectly. The figures shown are based on the Fund's anticipated expenses, adjusted to reflect the expense limitation agreement in effect as of January 29, 1996.

================================================================================
A. SHAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------------------------------------

Sales load imposed on purchases.........................  None
Sales load imposed on reinvested dividends..............  None
Deferred sales load.....................................  None
Exchange fee............................................  None

================================================================================
B. ANNUAL FUND OPERATING EXPENSES
As a Percentage of Average Daily Net Assets
--------------------------------------------------------------------------------

Investment advisory fee
      (net of expense limitation).......................  .07%*
12b-1 fee...............................................  None
Other expenses..........................................  .94%
Total Fund operating expenses
      (net of expense limitation)....................... 1.01%*


* Benham Management Corporation (BMC) has agreed to continue to limit the Fund's total operating expenses as a percentage of its average daily net assets through May 31, 1996. The operation of this expense limitation effectively requires that total expenses paid by the Funds not exceed 1.00%. Amounts which are actually paid by unaffiliated third parties do not apply to this expense limit. The agreement provides that BMC may recover amounts absorbed on behalf of the Fund during the preceding 11 months if, and to the extent that, for any given month, Fund expenses were less than the expense limit in effect at that time. The expense limitation is subject to annual renewal in June. If the expense limitation were not in effect, the Fund's advisory fee, other expenses, and total operating expenses would have been .65%, .94% and 1.59%, respectively.

The Fund pays BMC investment advisory fees equal to an annualized percentage of the Fund's average daily net assets . Other expenses include administrative and transfer agent fees paid to Benham Financial Services, Inc. (BFS).


-------------------
[information in right margin of page]

Please read this Prospectus carefully and retain it for future reference. It is designed to help you decide if the Fund's goals match your own.

-------------------

================================================================================
C. EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------

The following table illustrates the expenses a shareholder would pay on a $1,000 investment in the Fund over periods of one, three, five, and ten years based on expenses shown in Table B and assume (i) a 5% annual return and (ii) full redemption at the end of each time period.

  ONE YEAR       THREE YEARS      FIVE YEARS       TEN YEARS
     $10             $32              $56            $124


We include this table to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE; ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN, AND THE FUND MAY NOT REALIZE THE 5% HYPOTHETICAL RATE OF RETURN REQUIRED BY THE SEC FOR THIS EXAMPLE.

FINANCIAL HIGHLIGHTS


The information presented on the following pages has been audited by KPMG Peat Marwick LLP, independent auditors. Their unqualifed report on the financial statements and financial highlights is included in the Fund's Annual Report, which is incorporated by reference in the Fund's Statement of Additional Information.

================================================================================
BENHAM CAPITAL MANAGER FUND
Year ended November 30, 1995
--------------------------------------------------------------------------------

PER-SHARE DATA
--------------
NET ASSET VALUE AT BEGINNING OF PERIOD.........................  $10.00

Income From Investment Operations

Net Investment Income..........................................    0.36

Net Realized and Unrealized Gains on Investments
and Foreign Currency Contracts and Transactions................    1.62
                                                                  -----
Total Income From Investment Operations........................    1.98
                                                                  -----
Less Distributions

Dividends from Net Investment Income...........................   (0.28)

Distributions from Net Realized Gains on Investments
and Foreign Currency Contracts and Transactions................    0.00
                                                                  -----
Total Distributions............................................   (0.28)
                                                                  -----
NET ASSET VALUE AT END OF PERIOD...............................  $11.70
                                                                  =====
TOTAL RETURN*..................................................   20.12%
------------

SUPPLEMENTAL DATA AND RATIOS
----------------------------
Net Assets at End of Period (in thousands of dollars).......... $51,157
Ratio of Expenses to Average Daily Net Assets..................    1.01%**
Ratio of Net Investment Income to Average Daily Net Assets.....    3.70%
Portfolio Turnover Rate........................................     100%
Average Commission Paid per share traded.......................  $0.024

-------------------
* Total return figures assume reinvestment of dividends and capital gain distributions.

**The ratios include expenses paid through expense offset arrangements.

INVESTMENT OBJECTIVE


The Fund's investment objective is to seek to maximize total return (capital appreciation plus dividend income) consistent with prudent investment risk. The Fund seeks to achieve these objectives by allocating its assets among (i) U.S. equity securities, (ii) U.S. fixed-income securities, (iii) money market instruments, (iv) foreign equity and fixed-income securities, and (v) securities of companies with substantial gold-related assets and natural resources linked investments.

The Fund's investment objective is fundamental and may not be changed without shareholder approval. Unless otherwise noted, all other investment policies are nonfundamental and may be changed by the board of trustees. There is no guarantee that the Fund will achieve its investment objective.


MANAGEMENT APPROACH

The Fund has a neutral mix that represents the way the Fund's investments will be generally allocated over the long term. Working from the neutral mix, BMC may gradually adjust the Fund's investments within their operating ranges to reflect either growth-oriented or defensive strategies. The Fund's neutral mix and operating range for each asset class are illustrated below.

ASSET CLASS                                  NEUTRAL MIX        OPERATING RANGE
--------------------------------------------------------------------------------
U.S. Equity Securities (Stocks)                  35%                25-45%
--------------------------------------------------------------------------------
U.S. Fixed-Income Securities (Bonds)             35%                25-45%
--------------------------------------------------------------------------------
Money Market Securities
(Short-Term Instruments)                         15%                10-25%
--------------------------------------------------------------------------------
Foreign Equity and Fixed-
Income Securities (International)                12%                 5-25%
--------------------------------------------------------------------------------
Gold Companies and
Natural Resources Linked
Investments (Specialty)                           3%                 0-10%
--------------------------------------------------------------------------------

Under extreme market conditions, the Fund may adopt broader ranges for its asset classes as follows: 20-70% in stocks, 20-70% in bonds, 10-40% in short-term instruments, 0-40% in international securities, and 0-10% in specialty securities.

This "flexible" investment approach allows the Fund to take advantage of performance opportunities as they occur. Fund performance may be affected by a variety of factors, such as interest rate changes, market conditions, economic events, and BMC's skill in allocating assets.

The composition of the asset classes in the neutral mix is designed to create a diversified portfolio emphasizing total return. The Fund's diversification reduces the potential risks of any one asset class. No single mutual fund, however, can provide an appropriate balanced investment plan for all investors.

The essence of the Fund's diversification strategy is to produce competitive returns and limit volatility by owning assets that have historically responded differently under similar market conditions. As opportunities arise or market conditions warrant, BMC may alter the Fund's investment mix and particular securities within each asset class. BMC makes investment decisions for the Fund in a two-tiered process by: (i) determining how the Fund's assets should be distributed among asset classes and (ii) deciding which securities should be purchased within each asset class.

BMC begins the decision making process by using a quantitative asset allocation model and a market scenario analysis to determine how the Fund's investments should be distributed among its five asset classes, without regard to specific securities. This analysis includes consideration of the relative opportunity for capital appreciation of stocks and bonds, dividend yields, and the level of interest rates paid on debt securities of various maturities.

In determining the allocation of assets among U.S. and foreign capital markets, BMC also utilizes several analytical techniques, including historical analyses and projections for economies and markets worldwide.

In selecting securities denominated in foreign currencies, BMC will consider, among other factors, the impact of foreign exchange rates relative to the U.S. dollar value of such securities. BMC may use forward exchange currency contracts or other hedging techniques to seek to minimize foreign exchange rate risks. See Currency Risk on page 13.

-------------------
[information in right margin of page]
The essence of the Fund's diversification strategy is to produce competitive returns and limit volatility by owning assets that respond differently under similar market conditions.

Our portfolio manager draws on the experience and skills of the entire Benham portfolio management team.
-------------------

Periodically, or under extraordinary circumstances, the Fund's manager recommends an asset allocation strategy to a committee of senior BMC officers and portfolio managers. Subsequently, the Fund's manager works with the Benham portfolio management team within their respective areas of expertise to implement changes to the asset allocation and portfolio holdings.


INVESTMENT CATEGORIES

The types of securities the Fund may buy within each asset class and their strategic use in pursuing the Fund's objective are illustrated in the table below and are described more fully on the following pages. Risks related to each asset class and specific types of investments are discussed under "RISK FACTORS" on page 11. See the Statement of Additional Information for a more detailed discussion of the Fund's investment techniques.

================================================================================
ASSET CLASS   TYPE OF SECURITY                              STRATEGIC USE
--------------------------------------------------------------------------------

Stocks        Large, medium, and small capitalization       Growth; Growth
              stocks traded on U.S. exchanges.              and Income
--------------------------------------------------------------------------------

Bonds         Investment grade corporate and                Income
              U.S. government debt obligations.
--------------------------------------------------------------------------------

Short-Term    High-grade, short-term government             Preservation of
              and corporate debt instruments.               Capital; Income;
              No derivatives.                               Liquidity
--------------------------------------------------------------------------------

Int'l         Stocks: Primarily EAFE Index countries        Growth; Currency
              (Europe, Australia, and the Far East).        Hedge; International
              Bonds: Investment-grade corporate             Diversification
              and government debt obligations.
--------------------------------------------------------------------------------

Specialty     Natural resources (including gold) stocks;    Inflation Hedge;
              stocks; commodity-linked or                   Growth
              index-linked notes.

--------------------------------------------------------------------------------


U.S. EQUITY SECURITIES. The Fund will generally invest 25-45% of its assets in common stocks, preferred stocks, convertible securities, and warrants. These investments may include stocks of large, medium, and small capitalization companies located in the United States. In selecting both U.S. and foreign equity securities, BMC considers a variety of factors relating to dividend and cash flow valuation, earnings growth, and the likelihood that earnings will exceed analysts' estimates.


Convertible securities are bonds, preferred stocks, and other securities that may be exchanged or converted into shares of the issuer's underlying common stock at a specific price for a specific time period. The value of convertible securities is linked to the price of the underlying stock and is sensitive to interest rate changes and the credit quality of the issuer.

The Fund may buy convertible securities rated, at the time of investment, within the top four rating categories (i.e., investment-grade quality) by a nationally recognized statistical rating organization (rating agency) or, if unrated, judged by BMC under the supervision of the board of trustees to be of comparable quality.

U.S. FIXED-INCOME SECURITIES. The Fund will generally invest 25-45% of its assets in securities issued or guaranteed by the U.S. government and its agencies or instrumentalities and in debt obligations issued by U.S. corporations. The Fund may also invest in instruments described under "Mortgage-Related and Other Asset-Backed Securities" on page 13.

The Fund may buy debt securities rated, at the time of investment, investment-grade quality by a rating agency or, if unrated, judged by BMC, under the supervision of the board of trustees, to be of comparable quality. The maturities of securities included in this portion of the Fund's portfolio will generally range from 2 to 30 years and may be adjusted depending upon BMC's perception of market and economic conditions.


SHORT-TERM INSTRUMENTS. The Fund will normally invest 10-25% of its assets in high-quality money market instruments with remaining maturities of 13 months or less. Such instruments may include obligations of U.S. or foreign governments, government agencies, and supranational organizations; commercial paper; short-term corporate debt obligations; and high-quality certificates of deposit (including non-U.S. dollar deposits).


The Fund may also enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers that are deemed to present minimal credit risk. Credit risk determinations are made by BMC pursuant to guidelines established by the board of trustees. A repurchase agreement involves the purchase of a security and a simultaneous agreement to sell the security back to the seller at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes bankrupt.

-------------------
[information in right margin of page]
Because U.S. stocks and bonds tend to move together, the Fund will invest in money market and international securities to enhance the benefits of diversification.
-------------------

The Fund may invest up to 5% of its total assets in any money market fund advised by BMC provided that the investment is consistent with the Fund's investment policies and restrictions. BMC and its affiliates will waive fees charged to the Fund on amounts invested in such money market funds to avoid duplication of expense to Fund shareholders. For temporary defensive purposes, the Fund may invest up to 100% of its assets in short-term instruments.

FOREIGN EQUITY AND FIXED-INCOME SECURITIES. The foreign securities segment may consist of equity securities of foreign issuers (including common stocks, preferred stocks, warrants, and securities convertible into common stocks) as well as debt securities of foreign issuers (including bonds, notes and other debt securities, and obligations of foreign governments and their political subdivisions). The Fund's foreign equity securities are generally issued by developed countries in Europe, Canada, Mexico, Australia, and the Far East. These countries' stock markets are represented in the Morgan Stanley Capital International's EAFE Index (EAFE Index).


The Fund may buy debt securities deemed by a rating agency, at the time of investment, to be of investment-grade quality or, if unrated, judged by BMC under the supervision of the board of trustees to be of comparable quality.

The Fund does not intend to invest more than 5% of its net assets in securities of issuers located in developing countries. The Fund may also invest in other investment companies as described under "Investment Companies" on page 15. The Fund will not invest more than 25% of its total assets in securities of issuers located in any one foreign country. The maturities of foreign fixed-income securities included in the Fund's portfolio will range from 2 to 30 years.

The Fund may also invest in sponsored or unsponsored American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts
(GDRs), International Depositary Receipts (IDRs), or other similar securities convertible into securities of foreign issuers.

GOLD COMPANIES AND NATURAL RESOURCES LINKED INVESTMENTS. The Fund will generally invest 0-10% of its portfolio in stocks of domestic and foreign companies that are engaged in exploring for, mining, processing, fabricating, or otherwise dealing in gold and other precious metals (such as silver and platinum) or other natural resources. Stocks included in this category must be issued by a company that derives fifty percent or more of its revenue or net profits from one or more of these activities. This segment may also include structured notes, which are described on pages 17 and 18.

RISK FACTORS

The Fund is a convenient way to diversify while seeking total return. Risk exposure to any one asset class is limited by the allocation of the Fund's assets among various investment categories. The Fund may be appropriate for investors seeking one-stop diversification across various investment categories, both in the U.S. and abroad. The Fund works best for long-term investors prepared to ride out the markets' ups and downs.

The Fund cannot assure that the techniques it uses will be successful. Diversification among asset classes will not necessarily protect the Fund from loss; it is possible that several of the Fund's asset classes will experience losses simultaneously under certain market conditions.

EQUITY SECURITIES are subject to the risks of stock market investing, including the possibility of sudden or prolonged market declines as well as the risks associated with individual companies. The Fund may invest in stocks of companies of large, medium, or small capitalization. Investing in smaller, less seasoned companies may present greater opportunities for growth but also may involve greater risks than are customarily associated with more established companies.

FIXED-INCOME SECURITIES are affected primarily by changes in interest rates. The prices of these securities tend to rise when interest rates fall, and conversely fall when interest rates rise. Interest rate changes will have a greater effect on the Fund if it is heavily invested in long-term or zero-coupon bonds. Fixed-income securities may also be affected by changes in the credit quality of their issuers.

-------------------
Risk exposure to any one asset class is limited by the allocation of the Fund's assets among various investment categories.

A diversified Fund may produce competitive returns with less risk than a Fund concentrated in just one or two types of investments.
-------------------

Securities rated in the lowest investment-grade category may have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade bonds. In the event that an existing holding is downgraded below investment grade, the Fund will seek to dispose of the security, but its ability to do so may be limited by its intention to qualify as a regulated investment company for federal tax purposes.

The Fund may purchase zero-coupon bonds ("zeros"), which are debt obligations that do not pay interest periodically. Zeros are issued at a substantial discount from their maturity value, and this discount is amortized over the life of the security. Because interest on zeros is not distributed on a current basis but is, in effect, compounded, zeros tend to be subject to greater market risk than interest-paying securities with similar maturities.

FOREIGN SECURITIES may present unique investment opportunities; however, overseas investing involves risks not associated with domestic investing. Foreign securities markets are not always as efficient as those in the U.S. and are often less liquid and more volatile.

Other risks involved in investing in the securities of foreign issuers include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; political instability, which could affect U.S. investments in foreign countries; and potential restrictions on the flow of capital.

The extent of the support of foreign government obligations varies. Some foreign government obligations are direct obligations of the foreign government. The payment of principal and interest is unconditionally guaranteed on certain other foreign government securities. Other foreign government obligations are neither direct obligations of, nor guaranteed by, a foreign government but involve government sponsorship in one way or another, such as specific collateralization or support by the credit of the issuing government agency or instrumentality. Foreign taxes can also affect the Fund's performance; see "Taxes" on page 32 and the Statement of Additional Information for further details.

CURRENCY RISK will affect the value of foreign-currency-denominated securities when foreign exchange rates fluctuate. Currency risks are generally higher in lesser developed markets. The Fund may, however, engage in foreign currency transactions to protect its portfolio against fluctuations in currency exchange rates in relation to the U.S. dollar. Such foreign currency transactions may include forward foreign currency contracts, currency exchange transactions on a spot (i.e., cash) basis, put and call options on foreign currencies, and foreign exchange futures contracts.

GOLD COMPANIES AND NATURAL RESOURCES LINKED INVESTMENTS. When the economy is threatened by inflation, the Fund may increase its holdings in gold stocks to benefit from rising commodities prices and offset bond market declines. Based upon historical experience, during periods of economic or financial instability, the prices of securities of companies included in this segment reflect the price volatility of gold and other natural resources. Instability of prices may affect earnings of such companies and may adversely affect the financial condition of such companies. In addition, some companies involved in natural resources businesses may also be subject to the risks generally associated with extraction of natural resources, such as oil spills, as well as be vulnerable to natural disasters including, but not limited to, fire, flood, and drought.


OTHER INVESTMENT POLICIES AND TECHNIQUES

WHEN-ISSUED SECURITIES AND FORWARD-COMMITMENT AGREEMENTS

When-issued securities and forward-commitment agreements fix a security's price and yield for future payment and delivery. The market value of a security may change during this period, or a party to the agreement may fail to pay for the security. Either of these situations could affect the market value of the Fund's total assets. The Fund will not commit more than 35% of its total assets to these agreements.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

The Fund may purchase mortgage pass-through securities, subject to the Fund's limits on investments in U.S. fixed-income securities. Mortgage pass-through securities represent interests in "pools" of mortgages in which

-------------------
[information in right margin of page]
Gold and natural resources investments typically seek to hedge against inflation.
-------------------
payments of both interest and principal on the securities are generally made monthly. These monthly mortgage payments are in effect "passed through" to the security holder (minus fees paid to the security's issuer or guarantor). These securities may be subject to prepayment risk.

The primary issuers of mortgage securities are the Federal National Mortgage Association (FNMA), the Federal Home Loan Mortgage Corporation (FHLMC), and the Government National Mortgage Association (GNMA). Payments of principal and interest on GNMA securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. government. Because FNMA and FHLMC have a close relationship with the U.S. government, even though their securities are not backed by the full faith and credit of the U.S. government, they are high-quality securities with minimal credit risks.

The Fund may also invest in collateralized mortgage obligations. See "Derivatives" on pages 15 and 16 for details.

BORROWING

The Fund may borrow money only for temporary or emergency purposes. Borrowings are not expected to exceed 5% of the Fund's total assets.

SECURITIES LENDING

The Fund may lend its portfolio securities to banks and broker-dealers to earn additional income. Securities loans are subject to guidelines prescribed by the board of trustees, which are set forth in the Statement of Additional Information.

This practice could result in a loss or a delay in recovering the Fund's securities. Loans are limited to 33-1/3% of the Fund's total assets.

ILLIQUID AND RESTRICTED SECURITIES AND PRIVATE PLACEMENTS

The Fund may acquire some securities that are difficult to sell promptly at an acceptable price (i.e., illiquid). Difficulty in selling securities may result in losses and extra expenses to the Fund. Consequently, legal restrictions may apply to the sale of these securities.

The Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities and private placements.

INVESTMENT COMPANIES

The Fund is seeking an exemptive order from the SEC to permit it to invest a portion of its assets in Benham European Government Bond Fund (BEGBF), a series of Benham International Funds, and any future international funds established and managed by BMC. There is, however, no assurance that the Fund will be able to receive the necessary exemptive order.

BMC believes that by investing in foreign securities through investment in Benham International Funds, the Fund may achieve economies of scale resulting in lower fees paid to managers skilled in international investing; lower custodial, brokerage, and other transactional costs; and enhanced diversification of the Fund's assets.

BEGBF's investment objective is to seek over the long term as high a level of total return as is consistent with investment in the highest-quality European government debt securities. To avoid paying duplicative fees, the Fund will not pay BMC advisory fees for any portion of its assets invested in any fund advised by BMC.

DERIVATIVES

The Fund may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement that bases, or "derives," its value from a traditional security, asset, or market index. Some derivatives such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are, in fact, many different types of derivatives and many different ways to use them. There is a range of risks associated with those uses, which are discussed on the following pages. Some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leveraging involves utilizing small amounts of money to control significant financial assets and can, in some circumstances, lead to significant losses. In contrast, the

Fund may use derivatives to enhance return and for hedging, not leveraging, purposes. A description of the derivatives that the Fund may use and some of their associated risks follows.

FUTURES AND OPTIONS. In order to manage the Fund's exposure to changes in market conditions, such as movements in securities prices, interest rates, and domestic and foreign economies, the Fund may engage in buying and selling futures and options. As with many investments, futures and options can be highly volatile. If BMC incorrectly judges market conditions in an attempt to reduce risk or increase return or if certain markets pose liquidity difficulties, losses may occur and the Fund's value may be affected. The Fund will not utilize futures and options for speculative purposes.

FORWARD CURRENCY CONTRACTS. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to offer limited protection against uncertainty of future foreign exchange rates or in conjunction with the purchase of a when-issued security or forward-commitment agreement. The Fund may not enter into such contracts for speculative purposes. The Fund's use of forward currency contracts is subject to the Fund's limits on investment in foreign equity and fixed-income securities.


A forward foreign currency exchange contract is an obligation that sets a future date and price at which to purchase or sell a specific currency. These contracts may be bought or sold to protect the Fund to a limited extent against the possible weakening of a particular currency. For example, the Fund could buy a foreign currency or enter into a foreign currency contract for the currency to preserve the U.S. dollar price of securities it has or is contracted to purchase. The Fund might also sell a foreign currency to preserve the "U.S." dollar amount of dividends, interest or other amounts it expects to receive. However, forward currency exchange contracts do not eliminate fluctuations in the underlying prices of the securities. They also tend to limit any potential gain that might be realized if the value of the hedged currency were to increase.


Successful use of forward contracts depends on BMC's skill in analyzing and predicting relative currency values. Forward contracts alter the Fund's exposure to currency exchange rate activity and could result in losses to the Fund if currencies do not perform as BMC anticipates. The Fund may incur significant costs when converting assets from one currency to another.

WARRANTS are instruments issued by a corporation that give the holder the right to subscribe to a specific amount of the corporation's capital stock at a set price for a specified period of time. The Fund may invest up to 5% of its net assets in warrants, except that this limitation does not apply to warrants acquired in units or attached to securities.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and principal on a CMO are paid monthly, quarterly, or semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA.

CMOs are categorized in multiple classes, or "tranches," with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are returned to investors in ascending order of the maturity class they hold.

Floating-rate CMO tranches ("floaters") pay a variable rate of interest that is usually tied to the London Interbank Offered Rate (LIBOR). "Super floaters" (which float a certain percentage above LIBOR) and "inverse floaters" (which float inversely to LIBOR) are variations on the floater structure with highly variable cash flows. The yield of any floater is sensitive to the rate of prepayments as well as to the level of the applicable index. Low levels of the index will reduce a floater's yield, while an interest rate cap on the floater will limit the floater's yield when the level of the index is high. Because the rate of interest paid on an inverse floater often varies inversely with a multiple of the index, any change in the index may have an exaggerated effect on the yield of the inverse floater.

STRUCTURED NOTES. The Fund may invest up to 5% of its total assets in structured notes whose coupons or principal value is linked to the performance of a particular commodity or index price. Structured notes may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Structured notes may be more volatile than the underlying instrument itself and present many of the same risks as investing in futures and options. Structured notes are also subject to credit risks associated with the issuer of the security. The Fund's investment in structured notes is subject to the limits of the Fund's investment in gold companies and natural resources linked investments as well as to considerations relating to the Fund's tax status.

OTHER INVESTMENT MANAGEMENT TECHNIQUES

BMC may employ other portfolio management techniques on behalf of the Fund. When required by SEC guidelines, the Fund will set aside cash or appropriate liquid assets in a segregated account to cover its portfolio obligations including leveraging resulting from structured notes. See the Statement of Additional Information for a more detailed discussion of those investments and some of the risks associated with them.


PORTFOLIO TRANSACTIONS

BMC will not trade portfolio securities in pursuit of short-term profits for the Fund. However, when circumstances warrant, securities may be sold without regard to their remaining maturities. Under normal conditions, the annual portfolio turnover rate for the Fund's fixed-income investments is expected to be approximately 250% and approximately 150% for the Fund's equity investments. These turnover rates may vary from year to year. Higher portfolio turnover rates increase transaction costs and can increase the incidence of capital gains (or losses). Short-term capital gains distributed to shareholders are treated as ordinary income.

PERFORMANCE


Mutual fund performance is commonly expressed in terms of historical yield or total return and may be quoted in advertising and sales literature. Past performance is no guarantee of future results.


YIELD calculations show the rate of income the Fund earns on its investments as an annual percentage rate. The Fund's yield is calculated according to methods that are standardized for all stock and bond funds.

TOTAL RETURN represents the Fund's changes over a specified time period, assuming reinvestment of dividends and capital gains, if any. CUMULATIVE TOTAL RETURN illustrates the Fund's actual performance over a stated period of time. AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that illustrates the annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Average annual total returns smooth out variations in the Fund's performance; they are not the same as year-by-year results.

Performance data and a discussion of factors that affected performance during the Fund's most recent reporting period are included in the Fund's annual report to shareholders. These reports are routinely delivered to the Fund's shareholders. For a free copy, call one of the Fund Information numbers on page 20.

SHARE PRICE

The price of your shares is the net asset value next determined for the Fund after receipt of your instruction to purchase, convert or redeem. Net asset value is determined by calculating the total value of a Fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. Net asset value (NAV) is determined on each day that the New York Stock Exchange (the "Exchange") is open.

Investments and requests to redeem shares will receive the share price next determined after receipt by Benham of the investment or redemption request. For example, investments and requests to redeem shares received by Benham before the close of business on the Exchange are effective on, and will receive the price determined, that day as of the close of the Exchange. Investment and redemption requests received thereafter are effective on, and receive the price determined as of the close of the Exchange on the next day the Exchange is open.

Investments are considered received only when your check or wired funds are received by Benham. Wired funds are considered received on the day they are deposited in Benham's bank account if they are deposited before the close of business on the Exchange, usually 1:00 p.m. Pacific Time.

-------------------
[information in right margin of page]
Shares may be purchased and redeemed without any sales charge, commission, redemption fee, 12b-1 fee, or contingent deferred sales load.
-------------------

-------------------
[information in left margin of page]
Overnight and special delivery mail (e.g., Federal Express, Express Mail, Priority Mail) should be sent to our street address: 1665 Charleston Rd. Mountain View California 94043. Failure to do so may result in transaction delays.
-------------------

Investment and transaction instructions received by Benham on any business day by mail at its office prior to the close of business on the Exchange, usually 1:00 p.m. Pacific Time, will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.


HOW TO INVEST

To open an account, you must complete and sign an application. If an application is not enclosed with this Prospectus, you may request one by calling one of the Fund Information numbers listed below. If you prefer, we will fill out your application over the telephone and mail it to you for your signature. Separate forms are required to establish Benham-Sponsored Retirement Plan accounts, as discussed on pages 30 and 31.


Your investment will be credited to your account at the next NAV calculated after The Benham Group or an authorized subtransfer agent receives and accepts your order. Payment of redemption proceeds may be delayed until we have your completed application on file and your investment matures (i.e., clears). See page 19 for details.

Benham Group Representatives are available at the telephone numbers listed below weekdays from 5:00 a.m. to 5:00 p.m. Pacific Time. For your protection, Benham records all telephone conversations with its telephone representatives.

FUND INFORMATION: for information about any Benham fund or other investment product, call 1-800-331-8331 or 1-415-965-4274.

INVESTOR SERVICES: to open an account, receive a Prospectus or Statement of Additional Information for a Benham Fund or make transactions in an existing account, call 1-800-321-8321 or 1-415-965-4222.


Benham shareholders may make transactions and obtain prices, yields, and total return information for all Benham funds with TeleServ, our 24-hour automated telephone information service. Dial 1-800-321-8321 and press 1.

HOW TO BUY SHARES (Retirement investors, see pages 30 and 31).
================================================================================
METHOD           INSTRUCTIONS
--------------------------------------------------------------------------------

BY CHECK         Minimum initial investment: $1,000

                 Minimum additional investment: $100

                 MAKE YOUR INVESTMENT CHECK PAYABLE TO THE BENHAM GROUP. Mail the check with your completed application to

                 The Benham Group
                 P.O. Box 7730
                 San Francisco, California 94120-9853

                 FOR ADDITIONAL INVESTMENTS, enclose an investment slip preprinted with the account number to which your investment should be credited. If the payee information provided on the check does not agree with the information preprinted on the investment slip, we will follow the instructions preprinted on the slip.

                 If you do not have a preprinted investment slip, send your check with separate written instructions indicating the fund name and the account number. If the payee information provided on the check does not agree with the written instructions, we will follow the written instructions.

                 You may also invest your check in person at a Benham Investor Center. One is located at 1665 Charleston Road in Mountain View, California; the other is located at 2000 South Colorado Boulevard, Suite 1000, in Denver, Colorado.

                 WE WILL NOT ACCEPT CASH INVESTMENTS OR THIRD-PARTY CHECKS. We will, however, accept properly endorsed second-party checks made payable to the investor(s) to whose account the investment is to be credited.

                 We will also accept checks drawn on foreign banks or foreign branches of domestic banks and checks that are not drawn in U.S. dollars (U.S. $100 minimum). The cost of collecting payment on such checks will be passed on to the investor. These costs may be substantial, and settlement may involve considerable delays.

                 Investors will be charged $5 for every investment check returned unpaid.

================================================================================
METHOD           INSTRUCTIONS
--------------------------------------------------------------------------------
BY BANK WIRE     Minimum initial investment: $25,000
                 Minimum additional investment: $100

                 If you wish to open an account by bank wire, please call our Investor Services Department for more information and an account number. Bank wire investments should be addressed as follows:

                 State Street Bank and Trust Company
                 Boston, Massachusetts
                 ABA Routing Number 011000028
                 Beneficiary = Benham Manager Funds: Benham Capital Manager Fund Fund Account Number 0505 885 4
                 FBO [Your Name, Your Benham Fund Account Number]

--------------------------------------------------------------------------------

BY EXCHANGE      Minimum initial investment: $1,000

                 Minimum additional investment: $100

                 You may exchange your shares for shares of any other Benham fund registered for sale in your state if you have received the fund's prospectus. Exchanges may be made by telephone (for identically registered accounts only), by written request, or in person. Certain restrictions apply; please see page 24 for details. You may open a new account by exchange, provided that you meet the minimum initial investment requirement.

--------------------------------------------------------------------------------
AUTOMATIC        Minimum: $25
INVESTMENT       These services are offered with respect to additional
SERVICES         investments only. See details on page 25.

PROCESSING YOUR PURCHASE


Shares will be purchased at the next NAV calculated after your investment is received and accepted by The Benham Group or an authorized subtransfer agent. An investment received and accepted before the close of business of the Exchange, normally 1:00 p.m. Pacific Time, will be included in your account balance the same day. If the investment is received after the close of business of the Exchange, usually 1:00 p.m. Pacific Time, it will be credited to your account the following business day. The Fund reserves the right to refuse any investment.


TELEPHONE TRANSACTIONS


Shareholders may order certain transactions (e.g., exchanges, wires, some types of redemptions) by telephone. This privilege is granted to Benham fund shareholders automatically; you need not specifically request this service, and you may not specifically decline it. ONCE YOUR TELEPHONE ORDER HAS BEEN PLACED, IT MAY NOT BE MODIFIED OR CANCELLED.


The Benham Group will not be liable for losses resulting from unauthorized or fraudulent instructions if it follows procedures designed to verify the caller's identity. BMC will request personal identification, record telephone calls, and send confirmation statements for every telephone transaction to the shareholder's record address. The Fund reserves the right to revise or terminate telephone transaction privileges at any time.

CONFIRMATION AND QUARTERLY STATEMENTS


All transactions are summarized on quarterly account statements. In addition, for every transaction that you request, a confirmation statement will be mailed to your record address. Please review these statements carefully. If you believe we have processed the transaction you requested incorrectly, please notify us as soon as possible. If you fail to notify us of an error with reasonable promptness, i.e., within 30 days of the date of your confirmation statement, we will deem you to have ratified the transaction.

-------------------
[information in left margin of page]
The free exchange privilege is a convenient way to buy shares in other Benham funds if your investment goals change.

Benham Open Orders allow investors to utilize a "buy low, sell high" investment strategy.
-------------------

ACCOUNT SERVICES


EXCHANGE PRIVILEGE


You may exchange your shares for shares of equivalent value in any other Benham fund registered for sale in your state. Such an exchange may generate a taxable gain or loss. An exchange request will be processed the same day if it is received before the funds' NAVs are calculated, which is one hour prior to the close of the Exchange, usually 12:00 p.m. Pacific Time for Benham Target Maturities Trust; and at the close of the Exchange, usually 1:00 p.m. Pacific Time for all other Benham funds.


The Benham Group discourages trading in response to short-term market fluctuations. Such activity may encumber BMC's ability to invest the funds' assets in accordance with their respective investment objectives and policies and may be disadvantageous to other shareholders. More than six exchanges per calendar year out of a variable-price fund may be deemed an abuse of the exchange privilege. For purposes of determining the number of exchanges made, accounts under common ownership or control will be aggregated.

Each Benham fund reserves the right to modify or revoke the exchange privilege of any shareholder or to limit or reject any exchange. Although each fund will attempt to give shareholders prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time.

OPEN ORDER SERVICE


The Benham Group's Open Order Service allows you to designate a price at which to buy or sell shares of a variable-price fund by exchange from or to a money market fund. To place a "buy" order, you designate a purchase price that is equal to or lower than the current NAV. To place a "sell" order, designate a sale price that is equal to or higher than the current NAV. If the designated price is met within 90 calendar days, we will automatically execute your order at the NAV calculated that day as of the close of the Exchange. If the designated price is not met within 90 calendar days, your Open Order to buy or sell shares automatically expires. If you are buying shares of a variable-price fund, we will exchange money from your money market account to purchase them. If you are selling shares of a variable-price fund, we will transfer the proceeds of that sale to your money market account. If you do not have a money market account, we will open one for you when we execute your Open Order.

If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so that the distribution does not inadvertently trigger an Open Order transaction on your behalf. If you close or reregister the account from which shares are to be redeemed, your Open Order will be canceled. Because of their time-sensitive nature, Open Order transactions may only be made by telephone or in person. All orders and cancellation of orders received by one hour prior to the close of the Exchange, usually 12:00 p.m. Pacific Time, will be considered to be effective the same day. All orders and cancellation of orders not received one hour prior to the close of the Exchange, usually 12:00 p.m. Pacific Time, will be considered effective the following business day.


AUTOMATIC INVESTMENT SERVICES (AIS)

TREASURY DIRECT allows you to deposit interest and principal payments from Treasury securities directly into a Benham fund account.

PAYROLL DIRECT allows you to deposit any amount of your paycheck directly into a Benham fund account.

GOVERNMENT DIRECT allows you to deposit your entire U.S. government payment directly into a Benham fund account.


BANK DIRECT allows you to deposit a fixed amount from your bank account directly into a Benham fund account on the 1st and/or the 15th of each month (or the next business day).


DIRECTED DIVIDENDS allow you to invest all or part of your dividend earnings from one Benham fund account in one or more other Benham fund accounts. You may choose to receive a portion of your dividends in cash and to invest the remainder in another Benham fund account.


SYSTEMATIC EXCHANGES allow you to exchange from one Benham fund account to another Benham fund account on the 1st and/or the 15th of each month (or the next business day).

-------------------
[information in right margin of page]
Automatic Investment Services enable you to benefit from a dollar-cost averaging investment strategy.
-------------------

-------------------
[information in left margin of page]
You may redeem shares without charge.
-------------------

For more information about any of these services, please call our Investor Services Department at 1-800-321-8321 or 1-415-965-4222.


BROKER-DEALER TRANSACTIONS


The Benham Group charges no sales commissions, or "loads," of any kind. However, investors may purchase and sell shares through registered broker-dealers and other qualified institutions, who may charge fees for their services.

The Benham Group will accept orders for the purchase of shares from such institutions who agree in writing to pay in full for such shares in immediately available funds no later than 1:00 p.m. Pacific Time the following business day.


TDD SERVICE FOR THE HEARING IMPAIRED

TDD users may contact The Benham Group at 1-800-624-6338 or 1-415-965-4764. California residents may wish to contact us through the California Relay Service
(CRS) at 1-800-735-2929.

Your transaction requests via CRS will be handled on a recorded line. The Benham Group cannot accept responsibility for instructions miscommunicated by CRS.

EMERGENCY SERVICES

The Benham Group has established an alternate operations site from which we can access customer accounts and the mainframe computers used by the Benham funds in the event of an emergency. Telephone lines and terminals are currently in place. If our regular service is interrupted, the following numbers will automatically connect you to this site.

From within the U.S., including Alaska and Hawaii, call 1-800-321-8321.

From all foreign countries, call collect, 1-303-759-9337 or 1-510-820-1409. The operator will request your Benham fund account number before accepting the call.


HOW TO REDEEM YOUR INVESTMENT


When you place an order to redeem shares, your shares will be redeemed at the next NAV calculated after The Benham Group or an authorized subtransfer agent has received and accepted your redemption request. The

Fund's NAV is normally calculated at the close of business of the Exchange, usually 1:00 p.m. Pacific Time. See page 24 for details.

Barring extraordinary circumstances prescribed by law, redemption proceeds are mailed within seven calendar days. However, The Benham Group reserves the right to withhold the proceeds until the investment has matured (i.e., your method of payment has cleared); see maturity periods below.

--------------------------------------------------------------------------------
                                       Drawn from a           Maturity Period
   Type of Investment                California Bank?       (in business days)
--------------------------------------------------------------------------------
   Checks, cashiers' checks,
   and bank money orders                    Yes                   5 days
--------------------------------------------------------------------------------
   Same as above                            No                    8 days
--------------------------------------------------------------------------------
   U.S. Treasury checks,
   Traveler's checks,
   U.S. Postal money orders,
   Benham checks, bank wires,
   and AIS Deposits*                        N/A                   1 day

   *Does not include bank direct deposits, which take 8 business days to mature.
--------------------------------------------------------------------------------

If you hold shares in certificate form, redemption requests must be accompanied by properly endorsed certificates.

If you want to keep your account open, please maintain a balance of shares worth at least $1,000. If your account balance falls below $1,000 due to redemption, your account may be closed, but not without at least 30 days' notice and an opportunity to increase your account balance to the $1,000 minimum. Your shares will be redeemed at the NAV calculated on the day your account is closed. Proceeds will be mailed to the record address.

This policy applies to Benham's Individual Retirement Accounts (IRAs), excluding SEP-IRAs, except that shareholders will receive at least 120 days' written notice and an opportunity to increase their account balance before their accounts are closed. Investors wishing to open a Benham-sponsored retirement account should see pages 30 and 31 for details.

UNCASHED CHECKS


We may reinvest at the Fund's then-current NAV any distribution or redemption check that remains uncashed for six months. Until we receive instructions to the contrary, subsequent distributions will be reinvested in the original account. Uncashed redemption checks may be reinvested in an identically registered account if the original account is closed.

HOW TO REDEEM SHARES (Retirement investors, see pages 30 and 31).
================================================================================
METHOD           INSTRUCTIONS
--------------------------------------------------------------------------------

BY TELEPHONE      The Benham Group will accept telephone redemption requests for any amount if the proceeds are to be sent to your predesignated bank account. Redemptions of $25,000 or less payable to the registered account owner(s) may also be ordered by telephone. All other redemption requests must be made in writing. ONCE YOUR TELEPHONE ORDER HAS BEEN PLACED, IT MAY NOT
                  BE MODIFIED OR CANCELLED.

--------------------------------------------------------------------------------
IN WRITING        Send a letter of instruction to

                  The Benham Group
                  Investor Services Department
                  1665 Charleston Road
                  Mountain View, California 94043

                  Your letter of instruction should specify

                  *  Your name
                  *  Your account number
                  *  The name of the Fund from which you wish to redeem shares
                  *  The dollar amount or number of shares you wish to redeem

                  For your protection, written redemption requests must be accompanied by SIGNATURE GUARANTEES under the following circumstances

                  * Redemption proceeds go to a party other than the registered account owner(s)
                  * Redemption proceeds go to an account other than your predesignated bank account
                  * Redemption proceeds go to the registered account owner(s), but the amount exceeds $25,000

                  If you have instructed The Benham Group to require more than one signature on written redemption requests, each of the required number of signers must have his or her signature guaranteed on the redemption requests. Signature guarantees may be provided by banks, savings and loan associations, savings banks, credit unions, stock brokerage firms, or a Benham Investor Center.

================================================================================
METHOD            INSTRUCTIONS
--------------------------------------------------------------------------------
IN WRITING        Shareholders must appear in person with identification to
(continued)       obtain a signature guarantee. Notary public certifications are not accepted in lieu of signature guarantees.

                  BFS may require written consent of all account owners prior to acting on the written instructions of any account owner.

--------------------------------------------------------------------------------
BY BANK WIRE      If you included bank wire information on your account
                  application or made subsequent arrangements to accommodate bank wire redemptions, you may wire funds to your bank by calling 1-800-321-8321 or 1-415-965-4222. The minimum amount for a bank wire redemption is $1,000. Allow at least two business days for redemption proceeds to be credited to your bank account.

--------------------------------------------------------------------------------
BY EXCHANGE       See details on page 24.

--------------------------------------------------------------------------------
AUTOMATIC         DIRECTED PAYMENTS. You may arrange for periodic redemptions
REDEMPTION        from your Benham fund account to your bank account or to
SERVICES          another designated payee.

                  SYSTEMATIC EXCHANGES. You may arrange for periodic exchange redemptions from one Benham fund account to another Benham fund account.

ABOUT BENHAM-SPONSORED RETIREMENT PLANS


Retirement plans offer investors a number of benefits, including the chance to reduce current taxable income and to take advantage of tax-deferred compounding. Retirement plan accounts require a special application; please let our Investor Services Department know if you want to establish this type of account. We suggest that you consult your tax advisor before establishing a retirement plan account. The minimum account balance for all Benham Individual Retirement Accounts (IRAs), excluding SEP-IRAs, is $1,000. If your balance falls below the $1,000 per fund account (continued on the next page)

================================================================================
PLAN TYPE         AVAILABLE TO              MAXIMUM ANNUAL CONTRIBUTION
                                            PER PARTICIPANT
--------------------------------------------------------------------------------
Contributory      An employed indi-         $2,000 or 100% of compensation
IRA               vidual under age 70 1/2.  (whichever is less).


--------------------------------------------------------------------------------

Spousal IRA       A nonworking spouse       $2,250 (can be split between
                  (under age 70 1/2) of a   Spousal and Contributory IRAs,
                  wage earner.              provided that no IRA receives
                                            more than a total of $2,000).
--------------------------------------------------------------------------------

Rollover IRA      An individual with a      None, as long as total amount is
                  distribution from an      eligible.
                  employer's retirement
                  plan or a rollover IRA.
--------------------------------------------------------------------------------

SEP-IRA           A self-employed indi-     $22,500 or 15% of compensation
                  vidual or a business.     (whichever is less).*


--------------------------------------------------------------------------------

Money             Same as for SEP-IRA.      $30,000 or 25% of compensation
Purchase Plan                               (whichever is less). Annual
(Keogh)                                     contribution is mandatory.*
--------------------------------------------------------------------------------

Profit            Same as for SEP-IRA.      $22,500 or 15% of compensation
Sharing Plan                                (whichever is less). Annual
(Keogh)                                     contribution is optional.*
--------------------------------------------------------------------------------


* Self-employed individuals should consult IRS Publication 560 for their annual contribution limits.

(continued from the previous page)
minimum, your account may be closed (see page 27 for details). This distribution may result in a taxable event and a possible penalty for early withdrawal. The minimum fund account balance for all other Benham-Sponsored Retirement Plan accounts is $100. Benham charges no fees for its IRAs but does charge low maintenance fees for its Keoghs.


YOU MUST COMPLETE SPECIFIC FORMS TO TAKE DISTRIBUTIONS (I.E., REDEEM SHARES) FROM A BENHAM-SPONSORED RETIREMENT PLAN ACCOUNT. PLEASE CALL OUR INVESTOR SERVICES DEPARTMENT AT 1-800-321-8321 FOR ASSISTANCE.

================================================================================
DEADLINE  FOR
OPENING ACCOUNT                             CONTRIBUTION DEADLINES
--------------------------------------------------------------------------------

You may open an account anytime,            Annual contributions can be made
but the deadline for establishing           from January 1 through April 15 of
and funding an IRA for the prior            the following tax year up to the
tax year is April 15.                       year you turn age 70 1/2.
--------------------------------------------------------------------------------

Same as for Contributory IRA.               Same as for Contributory IRA.



--------------------------------------------------------------------------------

You may open a Rollover IRA                 Eligible rollover contributions must
anytime.                                    be made within 60 days of receiv-
                                            ing your distribution. There is no
                                            age limit on rollover contributions.

--------------------------------------------------------------------------------


You may open an account anytime,            Must be made by employer's tax
but the deadline for establishing and       filing deadline (including
funding an account for the prior tax        extensions).
year is the employer's tax deadline
(including extensions).
--------------------------------------------------------------------------------

The end of the employer's plan              Same as for SEP-IRA.
year, usually December 31.

--------------------------------------------------------------------------------

The end of the employer's plan              Same as for SEP-IRA.
year, usually December 31.

--------------------------------------------------------------------------------

For all Benham-Sponsored Retirement Plans, you may begin taking distributions at age 59 1/2. You must begin to take required distributions by April 1 of the year after you turn age 70 1/2. You may take distributions from your IRA or SEP-IRA before you reach age 59 1/2; however, a penalty may apply.

-------------------
[information in left margin of page]
Each January, you will be informed of the tax status of dividends and capital gain distributions for the previous year.
-------------------

DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund expects to pay dividends from net investment income quarterly although it may elect not to do so in any given quarter. The Fund expects to distribute net capital gains and net foreign currency gains, if any, in December but may distribute short term capital gains and net foreign currency gains more frequently. The trustees may modify the Fund's distribution policies at any time.


DISTRIBUTION OPTIONS. You may choose to receive dividends and capital gain distributions in cash or to reinvest them in additional shares. (See "Directed Dividends" on page 25 for further information.) Please indicate your choice on your account application or contact our Investor Services Department. See page 27 for a description of our policy regarding uncashed distribution checks.


TAXES

The Fund intends to qualify and elect to be treated annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended, by distributing all, or substantially all, of its net investment income and net realized capital gains to shareholders each year.


The Fund's dividends and capital gain distributions are subject to federal income tax and applicable state and local taxes whether they are received in cash or reinvested in additional shares. Distributions are generally taxable in the year they are declared.

Dividends from net investment income (including net short-term capital gains, if any) are taxable as ordinary income. Distributions of any net capital gains (net long-term capital gains minus net short-term capital losses) designated by the Fund as capital gain dividends are taxable as long-term capital gains, regardless of how long you have held your shares. Ordinary income distributions made by the Fund to corporate shareholders may qualify for the dividends-received deduction available to corporations. Shareholders will be notified each year of the amount, if any, which qualifies for this deduction.

The Fund will send you a tax statement (Form 1099) by January 31 showing the tax status of distributions you received in the previous year and will file a copy with the IRS. You may realize a taxable gain or loss when you redeem (sell) or exchange shares. For most types of accounts, the proceeds from your redemption transactions will be reported to the IRS annually. However, because the tax treatment depends on your purchase price and your personal tax position, you should keep your regular statements to use in determining your taxes.

FOREIGN TAXES. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries.


BUYING A DIVIDEND. The timing of your investment could have undesirable tax consequences. If you open a new account or buy more shares for your current account just before the day a dividend or distribution is reflected in your Fund's share price, you will receive a portion of your investment back as a taxable dividend or distribution.

BACKUP WITHHOLDING. The Fund is required by federal law to withhold 31% of reportable dividends and capital gain distributions payable to shareholders who have not complied with IRS regulations. These regulations require you to certify on your account application or on IRS Form W-9 that your social security or taxpayer identification number (TIN) is correct and that you are not subject to backup withholding from previous underreporting to the IRS, or that you are exempt from backup withholding.


The Benham Group may refuse to sell shares to investors who have not complied with the certification requirements described above, either before or at the time of purchase. Until we receive your certified TIN, we may redeem your Fund shares at any time.

-------------------
[information in left margin of page]
The Benham Group serves more than 350,000 investors.
-------------------

MANAGEMENT INFORMATION

ABOUT BENHAM MANAGER FUNDS


Benham Manager Funds (the "Trust") is a registered open-end management investment company that was organized as a Massachusetts business trust on July 12, 1994. Benham Capital Manager Fund is currently the sole series of the Trust. Additional series may be created from time to time.

A board of trustees oversees the Trust's activities and is responsible for protecting shareholders' interests. The majority of the trustees are not otherwise affiliated with Benham. The Trust is neither required nor expected to hold annual meetings, although special meetings may be called for purposes such as electing or removing trustees or amending the Fund's advisory agreement or investment policies. The number of votes you are entitled to is based upon the dollar value of your investment. Each Fund votes separately on matters that pertain to it exclusively. Voting rights are not cumulative.


THE BENHAM GROUP


BMC is investment advisor to the funds in The Benham Group, which currently constitute more than $12 billion in assets. BMC, incorporated in California in 1971, became a wholly owned subsidiary of Twentieth Century Companies, Inc.
(TCC), a Delaware corporation, on June 1, 1995, upon the merger of Benham Management International, Inc., BMC's former parent, into TCC. TCC is a holding company that owns the operating companies that provide the investment management, transfer agency, shareholder service, and other services for the Twentieth Century family of funds, which now includes The Benham Group. The combined company offers 62 mutual funds and, as of January 16, 1996, has combined assets under management in excess of $44 billion.

BMC supervises and manages the investment portfolios of The Benham Group and directs the purchase and sale of its investment securities. BMC utilizes teams of portfolio managers, assistant portfolio managers, and analysts to manage the assets of the funds. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the funds' portfolios deemed appropriate in pursuit of the funds' investment objectives. Individual portfolio managers may also adjust portfolio holdings of the funds as necessary between team meetings.

The portfolio manager member of the team managing the Fund described in this prospectus and his work experience for the last five years is as follows:

JEFFREY TYLER is a Senior Vice President for Benham Management Corporation. He manages Benham's Fixed-Income Portfolio Department and is Manager of Benham Capital Manager Fund and Co-Manager of Benham GNMA Income Fund. He is also responsible for Benham European Government Bond Fund. Before joining Benham in 1987, Mr. Tyler was Assistant Vice President, Citicorp Investment Bank. Mr. Tyler has a bachelor's degree in Business Economics from the University of California at Santa Barbara and a Master of Management degree in Finance and Economics from Northwestern University.

BMC has adopted a Code of Ethics (the "Code"), which restricts personal investing practices. Among other provisions, the Code requires that employees with access to information about the purchase and sale of securities in the funds' portfolios obtain preclearance before executing personal trades. With respect to portfolio managers and other investment personnel, the Code prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.

ADVISORY AND SERVICE FEES

For investment advice and portfolio management services, the Fund pays BMC a monthly investment advisory fee equal to its pro rata share of the dollar amount derived from applying the Trust's average daily net assets to an investment advisory fee rate schedule.

The investment advisory fee rate cannot exceed .65% of average daily net assets, and it drops to a marginal rate of .27% of average daily net assets as Fund assets increase.

-------------------
[information in right margin of page]
Benham Management Corporation provides investment advice and portfolio management services to the Fund.
-------------------

-------------------
[information in left margin of page]
Benham Financial Services, Inc. provides administrative and transfer agent services to the Fund.
-------------------

To avoid duplicative investment advisory fees, the Funds do not pay BMC investment advisory fees with respect to assets invested in shares of other funds advised by BMC.


BFS, a wholly owned subsidiary of TCC, is the Trust's agent for transfer and administrative services. For administrative services, the Fund pays BFS a monthly fee equal to its pro rata share of the dollar amount derived from applying the average daily net assets of all of the funds in The Benham Group to an administrative fee schedule. The administrative fee rate ranges from .11% to
 .08% of average daily net assets, dropping as Benham Group assets increase. For transfer agent services, the Fund pays BFS a monthly fee for each shareholder account maintained and for each shareholder transaction executed during that month.


The Fund pays certain operating expenses directly, including, but not limited to, custodian, audit, and legal fees; fees of the independent trustees; costs of printing and mailing prospectuses, statements of additional information, proxy statements, notices, and reports to shareholders; insurance expenses; and costs of registering shares for sale under federal and state securities laws. See the Statement of Additional Information for a more detailed discussion of independent trustee compensation.

EXPENSE LIMITATION AGREEMENT

An expense limitation agreement between BMC and the Fund is described on page 3.

The Fund's total operating expenses for the fiscal year ended November 30, 1995, are 1.01%, as a percentage of the Funds average daily net assets and as a dollar amount per $1,000 of the Fund's average daily net assets.


TOTAL OPERATING EXPENSES

Benham Capital Manager Fund               1.01%      $10.10

In compliance with rules promulgated by the SEC, the total operating expenses include amounts paid by third parties under expense offset arrangements with the Fund.


DISTRIBUTION OF SHARES

Benham Distributors, Inc. (BDI) and BMC distribute and market Benham products and services. BMC pays all expenses for promoting sales of and distributing the Fund's shares. The Fund does not pay commissions to, or receive compensation from, broker-dealers.


BDI is a wholly owned subsidiary of TCC.

INVESTMENT ADVISOR

BENHAM MANAGEMENT CORPORATION
1665 Charleston Road
Mountain View, California 94043

DISTRIBUTOR

BENHAM DISTRIBUTORS, INC.
1665 Charleston Road
Mountain View, California 94043

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
Boston, Massachusetts 02101

TRANSFER AGENT

BENHAM FINANCIAL SERVICES, INC.
1665 Charleston Road
Mountain View, California 94043


INDEPENDENT AUDITORS

KPMG PEAT MARWICK LLP
3 Embarcadero Center
San Francisco, California 94111

TRUSTEES


James M. Benham
Albert A. Eisenstat
Ronald J. Gilson
Myron S. Scholes
Kenneth E. Scott
Ezra Solomon
Isaac Stein
James E. Stowers III
Jeanne D. Wohlers

THE BENHAM GROUP OF INVESTMENT COMPANIES

Capital Preservation Fund
Capital Preservation Fund II
Benham Government Agency Fund
Benham Prime Money Market Fund
Benham Short-Term Treasury and Agency Fund
Benham Treasury Note Fund
Benham Long-Term Treasury and Agency Fund
Benham Adjustable Rate Government Securities Fund
Benham GNMA Income Fund
Benham Target Maturities Trust
Benham California Tax-Free and Municipal Funds*
Benham National Tax-Free Money Market Fund
Benham National Tax-Free Intermediate-Term Fund
Benham National Tax-Free Long-Term Fund
Benham Florida Municipal Money Market Fund**
Benham Florida Municipal Intermediate-Term Fund**
Benham Arizona Municipal Intermediate-Term Fund***
Benham Gold Equities Index Fund
Benham Income & Growth Fund
Benham Equity Growth Fund
Benham Utilities Income Fund
Benham Global Natural Resources Index Fund
Benham European Government Bond Fund
Benham Capital Manager Fund

* Available only to residents of California, Arizona, Colorado, Hawaii, Nevada, New Mexico, Oregon, Texas, Utah, and Washington.

** Available only to residents of Florida, California, Georgia, Illinois,
   Michigan, New Jersey, New York, and Pennsylvania.

***Available only to residents of Arizona, California, Colorado, Nevada, Oregon,
   Washington, and Texas.

                 CONTENTS


                 Summary of Fund Expenses ...............    3
                 Financial Highlights ...................    4
                 Investment Objective ...................    6
                 Investment Categories ..................    8
                 Risk Factors ...........................   11
                 Other Investment Policies and Techniques   13
                 Portfolio Transactions .................   18
                 Performance ............................   18
                 Share Price ............................   19
                 How to Invest ..........................   20
                 Account Services .......................   24
                    Exchange Privilege ..................   24
                    Open Order Service ..................   24
                    Automatic Investment Services .......   25
                    Broker-Dealer Transactions ..........   26
                    TDD Service .........................   26
                    Emergency Services ..................   26
                 How to Redeem Your Investment ..........   26
                 About Benham-Sponsored Retirement Plans    30
                 Distributions and Taxes ................   32
                 Management Information .................   34
                    About Benham Manager Funds ..........   34
                    The Benham Group ....................   34
                    Advisory and Service Fees ...........   35
                    Expense Limitation Agreement ........   37
                    Distribution of Shares ..............   37

                           BENHAM CAPITAL MANAGER FUND

                        A SERIES OF BENHAM MANAGER FUNDS

                               THE BENHAM GROUP(R)
                              1665 Charleston Road
                             Mountain View, CA 94043


               Investor Services: 1-800-321-8321 or 1-415-965-4222


               Fund Information: 1-800-331-8331 or 1-415-965-4274


                       STATEMENT OF ADDITIONAL INFORMATION


                                JANUARY 29, 1996


     This Statement is not a Prospectus, but should be read in conjunction with the Fund's current Prospectus dated January 29, 1996. The Fund's Annual Report for the fiscal year ended November 30, 1995, is incorporated herein by reference. To obtain a copy of the Prospectus or Annual Report, call or write The Benham Group.


                                TABLE OF CONTENTS

                                                              Page
                                                              ----

              Investment Policies and Techniques ...........    2
              Investment Restrictions ......................   15
              Portfolio Transactions .......................   17
              Valuation of Portfolio Securities ............   17
              Performance ..................................   18
              Taxes ........................................   20
              About Benham Manager Funds ...................   22
              Trustees and Officers ........................   23
              Investment Advisory Services .................   25
              Administrative and Transfer Agent Services ...   26
              Direct Fund Expenses .........................   26
              Expense Limitation Agreement .................   27
              Additional Purchase and Redemption Information   27
              Other Information ............................   28

INVESTMENT POLICIES AND TECHNIQUES

The following paragraphs provide a more detailed description of the securities and investment practices identified in the Prospectus. Unless otherwise noted, the policies described in this Statement of Additional Information are not fundamental and may be changed by the board of trustees.

U.S. GOVERNMENT SECURITIES


U.S. government securities include bills, notes, and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some U.S. government securities are supported by the direct full faith and credit pledge of the U.S. government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.


REPURCHASE AGREEMENTS


In a repurchase agreement (or "Repo"), the Fund buys a security at one price and simultaneously agrees to resell it to the seller at an agreed upon price on a specified date (usually within seven days from the date of purchase) or on demand. The repurchase price exceeds the purchase price by an amount that reflects an agreed-upon rate of return and that is unrelated to the interest rate on the underlying security. Delays or losses could result if the other party to the agreement defaults or becomes bankrupt.


The advisor attempts to minimize the risks associated with repurchase agreements by adhering to the following criteria:

(1) Limiting the securities acquired and held by the Fund under repurchase agreements to U.S. government securities;

(2) Entering into repurchase agreements only with primary dealers in U.S. government securities (including bank affiliates) who are deemed to be creditworthy under guidelines established by a nationally recognized statistical rating organization (a "rating agency") and approved by the Fund's board of trustees;

(3) Monitoring the creditworthiness of all firms involved in repurchase agreement transactions;

(4) Requiring the seller to establish and maintain collateral equal to 102% of the agreed-upon resale price, provided, however, that the board of trustees may determine that a broker-dealer's credit standing is sufficient to allow collateral to fall to as low as 101% of the agreed-upon resale price before the broker-dealer deposits additional securities with the Fund's custodian or subcustodian;

(5) Investing no more than 15% of the Fund's net assets in repurchase agreements that mature in more than seven days (together with any other illiquid security the Fund holds); and

(6) Taking delivery of all securities subject to repurchase agreement and holding them in an account at the Fund's custodian bank.

The Fund has received permission from the Securities and Exchange Commission ("SEC") to participate in pooled repurchase agreements collateralized by U.S. government securities with other mutual funds advised by the Fund's investment advisor, Benham Management Corporation (BMC). Pooled repos are expected to increase the income the Fund can earn from repo transactions without increasing the risks associated with these transactions.

WHEN-ISSUED AND FORWARD-COMMITMENT AGREEMENTS

The Fund may engage in securities transactions on a when-issued or forward-commitment basis, in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

When purchasing securities on a when-issued or forward-commitment basis, the Fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. While the Fund will make commitments to purchase or sell securities on a when-issued or forward-commitment basis with the intention of actually receiving or delivering them, it may nevertheless sell the securities before the settlement date if it is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward-commitment basis, the Fund will establish and maintain until the settlement date a segregated account consisting of cash, U.S. government securities, and other liquid high-quality debt securities in an amount sufficient to meet the purchase price. When the time comes to pay for when-issued securities, the Fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, through sales of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). Selling securities to meet when-issued or forward-commitment obligations may generate taxable gains or losses.


These types of transactions are executed simultaneously in what are known as "dollar-roll" or "cash-and-carry" transactions. For example, a broker-dealer may seek to purchase a particular security that the Fund owns. The Fund will sell that security to the broker-dealer and simultaneously enter into a forward-commitment agreement to buy it back at a future date. This type of transaction generates income for the Fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.


As an operating policy, the Fund will not commit more than 35% of its total assets to when-issued or forward-commitment agreements. If fluctuations in the value of securities held cause more than 35% of the Fund's total assets to be committed under when-issued or forward-commitment agreements, BMC need not sell such commitment, but it will be restricted from entering into further agreements on behalf of the Fund until the percentage of assets committed to such agreements is reduced to 35%. In addition, as an operating policy, the Fund will not enter into when-issued or forward-commitment transactions with settlement dates exceeding 120 days.

MORTGAGE-BACKED SECURITIES

GENERAL. A mortgage-backed security represents an ownership interest in a pool of mortgage loans. The loans are made by financial institutions to finance home and other real estate purchases. As the loans are repaid, investors receive payments of both interest and principal.

Like fixed-income securities, such as U.S. Treasury bonds, mortgage-backed securities pay a stated rate of interest over the life of the security. However, unlike a bond, which returns principal to the investor in one lump sum at maturity, mortgage-backed securities return principal to the investor in increments over the life of the security.

Because the timing and speed of principal repayments vary, the cash flow on mortgage securities is irregular. If mortgage holders sell their homes, refinance their loans, prepay their mortgages, or default on their loans, the principal is distributed pro rata to investors.

As with other fixed-income securities, the prices of mortgage securities fluctuate in response to changing interest rates; when interest rates fall, the prices of mortgage securities rise, and vice versa. Changing interest rates have additional significance for mortgage-backed securities investors, however, because they influence prepayment rates (the rates at which mortgage holders prepay their mortgages), which in turn affect the yields on mortgage-backed securities. When interest rates decline, prepayment rates generally increase. Mortgage holders take advantage of the opportunity to refinance their mortgages at lower rates with lower monthly payments. When interest rates rise, mortgage holders are less inclined to refinance their mortgages. The effect of prepayment activity on yield depends on whether the mortgage-backed security was purchased at a premium or at a discount.

The Fund may get back principal sooner than it expected because of accelerated prepayments. Under these circumstances, the Fund might have to reinvest returned principal at rates lower than it would have earned if principal payments were made on schedule. Conversely, a mortgage-backed security may exceed its anticipated life if prepayment rates decelerate unexpectedly. Under these circumstances, the Fund might miss an opportunity to earn interest at higher prevailing rates.

GINNIE MAE CERTIFICATES. The Government National Mortgage Association ("GNMA" or "Ginnie Mae") is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934 ("Housing Act"), as amended, authorizes Ginnie Mae to guarantee the timely payment of interest and repayment of principal on certificates that are backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or by Title V of the Housing Act of 1949 (FHA Loans), or guaranteed by the Veterans' Administration under the Servicemen's Readjustment Act of 1944 (VA Loans), as amended, or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guarantee. Ginnie Mae has unlimited authority to borrow from the U.S. Treasury in order to meet its obligations under this guarantee.

Ginnie Mae certificates represent a pro rata interest in one or more pools of the following types of mortgage loans: (i) fixed-rate level payment mortgage loans; (ii) fixed-rate graduated payment mortgage loans ("GPM"s); (iii) fixed-rate growing equity mortgage loans ("GEM"s); (iv) fixed-rate mortgage loans secured by manufactured (mobile) homes ("MH"s); (v) mortgage loans on multifamily residential properties under construction ("CLC"s); (vi) mortgage loans on completed multifamily projects ("PLC"s); (vii) fixed-rate mortgage loans that use escrowed funds to reduce the borrower's monthly payments during the early years of the mortgage loans (buydown mortgage loans); and (viii) mortgage loans that provide for payment adjustments based on periodic changes in interest rates or in other payment terms of the mortgage loans.

FANNIE MAE CERTIFICATES. The Federal National Mortgage Association ("FNMA" or "Fannie Mae") is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act. Fannie Mae was originally established in 1938 as a U.S. government agency to provide supplemental liquidity to the mortgage market and was reorganized as a stockholder-owned and privately managed corporation by legislation enacted in 1968. Fannie Mae acquires capital from investors who would not ordinarily invest in mortgage loans directly and thereby expands the total amount of funds available for housing. This money is used to buy home mortgage loans from local lenders, which replenishes the supply of capital for additional mortgage lending.

Fannie Mae certificates represent a pro rata interest in one or more pools of FHA Loans, VA Loans, or, most commonly, conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by a governmental agency) of the following types: (i) fixed-rate level payment mortgage loans; (ii) fixed-rate growing equity mortgage loans; (iii) fixed-rate graduated-payment mortgage loans; (iv) adjustable-rate mortgage loans; and (v) fixed-rate mortgage loans secured by multifamily projects.

Fannie Mae certificates entitle the registered holder to receive amounts representing a pro rata interest in scheduled principal and interest payments (at the certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), any principal prepayments, and a proportionate interest in the full principal amount of any foreclosed or otherwise liquidated mortgage loan. The full and timely payment of interest and repayment of principal on each Fannie Mae certificate is guaranteed by Fannie Mae; this guarantee is not backed by the full faith and credit of the U.S. government.

FREDDIE MAC CERTIFICATES. The Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac") is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970 ("FHLMC Act"), as amended. Freddie Mac was established primarily for the purpose of increasing the availability of mortgage credit. Its principal activity consists of purchasing first-lien conventional residential mortgage loans (and participation interest in such mortgage loans) and reselling these loans in the form of mortgage-backed securities, primarily Freddie Mac certificates.

Freddie Mac certificates represent a pro rata interest in a group of mortgage loans (a Freddie Mac certificate group) purchased by Freddie Mac. The mortgage loans underlying Freddie Mac certificates consist of fixed- or adjustable-rate mortgage loans with original terms to maturity of ten to thirty years, substantially all of which are secured by first liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet standards set forth in the FHLMC Act. A Freddie Mac certificate group may include whole loans, participation interests in whole loans, undivided interests in whole loans, and participations constituting another Freddie Mac certificate group.

Freddie Mac guarantees to each registered holder of a Freddie Mac certificate the timely payment of interest at the rate provided for by the certificate. Freddie Mac also guarantees ultimate collection of all principal on the related mortgage loans, without any offset or deduction, but generally does not guarantee the timely repayment of principal. Freddie Mac may remit principal at any time after default on any underlying mortgage loan, but no later than 30 days following: (i) foreclosure sale, (ii) payment of a claim by any mortgage insurer, or (iii) the expiration of any right of redemption, whichever occurs later, and in any event no later than one year after demand has been made upon the mortgager for accelerated payment of principal. Obligations guaranteed by Freddie Mac are not backed by the full faith and credit of the U.S. government.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMO"S). A CMO is a multiclass bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMO's may be collateralized by (i) Ginnie Mae, Fannie Mae, or Freddie Mac pass-through certificates, (ii) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans' Affairs, (iii) unsecuritized conventional mortgages, or (iv) any combination thereof.

In structuring a CMO, an issuer distributes cash flow from the underlying collateral over a series of classes called "tranches." Each CMO is a set of two or more tranches with average lives and cash flow patterns designed to meet specific investment objectives. The average life expectancies of the different tranches in a four-part deal, for example, might be two, five, seven, and twenty years.

As payments on the underlying mortgage loans are collected, the CMO issuer pays the coupon rate of interest to the bondholders in each tranche. At the outset, scheduled and unscheduled principal payments go to investors in the first tranches. Investors in later tranches do not begin receiving principal payments until the prior tranches are paid off.
This basic type of CMO is known as a "sequential pay" or "plain vanilla" CMO.

Some CMOs are structured so that the prepayment or market risks are transferred from one tranche to another. Prepayment stability is improved in some tranches if other tranches absorb more prepayment variability.

The final tranches of a CMO often take the form of a Z-bond, also known as an "accrual bond" or "accretion bond." Holders of these securities receive no cash until the earlier tranches are paid in full. During the period that the other tranches are outstanding, periodic interest payments are added to the initial face amount of the Z-bond but are not paid to investors. When the prior tranches are retired, the Z-bond receives coupon payments on its higher principal balance, plus any principal prepayments from the underlying mortgage loans. The existence of a Z-bond tranche helps stabilize cash flow patterns in the other tranches. In a changing interest rate environment, however, the value of the Z-bond tends to be more volatile.

As CMOs have evolved, some classes of CMO bonds have become more prevalent. The planned amortization class ("PAC") and targeted amortization class ("TAC"), for example, were designed to reduce prepayment risk by establishing a sinking-fund structure. PAC and TAC bonds assure to varying degrees that investors will receive payments over a predetermined period under various prepayment scenarios. Although PAC and TAC bonds are similar, PAC bonds are better able to provide stable cash flows under various prepayment scenarios than TAC bonds because of the order in which these tranches are paid.

The existence of a PAC or TAC tranche can create higher levels of risk for other tranches in the CMO because the stability of the PAC or TAC tranche is achieved by creating at least one other tranche known as a companion bond, support, or non-PAC bond that absorbs the variability of principal cash flows. Because companion bonds have a high degree of average life variability, they generally pay a higher yield. A TAC bond can have some of the prepayment variability of a companion bond if there is also a PAC bond in the CMO issue.

Floating-rate CMO tranches ("floaters") pay a variable rate of interest that is usually tied to the London Interbank Offered Rate ("LIBOR"). Institutional investors with short-term liabilities, such as commercial banks, often find floating-rate CMOs attractive investments. "Super floaters" (which float a certain percentage above LIBOR) and "inverse floaters" (which float inversely to LIBOR) are variations on the floater structure with highly variable cash flows.

CONVERTIBLE SECURITIES

The Fund may buy securities that are convertible into common stock. Listed below are brief descriptions of the various types of convertible securities the Fund may buy.

CONVERTIBLE BONDS are issued with lower coupons than nonconvertible bonds of the same quality and maturity, but they give holders the option to exchange their bonds for a specific number of shares of the company's common stock at a predetermined price. This structure allows the convertible bond holder to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value, and the option to convert to common shares becomes more valuable.

CONVERTIBLE PREFERRED STOCKS are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds; however, they do not have a maturity date. Due to their fixed-income features, convertible issues typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders would have claims on company assets senior to those of stockholders; preferred stockholders would have claims senior to those of common stockholders.

WARRANTS entitle the holder to buy the issuer's stock at a specific price for a specific period of time. The price of a warrant tends to be more volatile than, and does not always track, the price of its underlying stock. Warrants are issued with expiration dates. Once a warrant expires, it has no value in the market.

FOREIGN SECURITIES

The Fund's investments in securities of foreign issuers may subject the Fund to additional investment risks.

Investing in foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be very volatile.

Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding or other taxes, brokerage commissions, and custodial fees, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less governmental supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad carries political and economic risks distinct from those associated with investing in the U.S. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment, or restrictions on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

To offset the currency risks associated with investing in securities of foreign issuers, the Fund may hold foreign currency deposits and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.


Currencies may be exchanged on a spot (i.,e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at future date and price. By entering into a forward contract to buy or sell the amount of foreign currency involved in a security transaction for a fixed amount of U.S. dollars, BMC can protect the Fund against losses resulting from adverse changes in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received. However, it should be noted that using forward contracts to protect the Fund's foreign investments from currency fluctuations does not eliminate fluctuations in the prices of the underlying securities themselves. Forward contracts simply establish a rate of exchange that can be achieved at some future point in time. Additionally, although forward contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also limit any gain that might result if the hedged currency's value were to increase.

Foreign exchange dealers do not charge fees for currency conversions. Instead, they realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies. A dealer may offer to sell a foreign currency at one rate while simultaneously offering a lesser rate of exchange on the purchase of that currency.


DEPOSITARY RECEIPTS

American Depositary Receipts and European Depositary Receipts ("ADR"s and "EDR"s) are receipts representing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. These are designed for U.S. and European securities markets as alternatives to purchasing underlying securities in their corresponding national markets and currencies. ADRs and EDRs can be sponsored or unsponsored.

Sponsored ADRs and EDRs are certificates in which a bank or financial institution participates with a custodian. Issuers of unsponsored ADRs and EDRS are not contractually obligated to disclose material information in the United States. Therefore, there may not be a correlation between such information and the market value of the unsponsored ADR or EDR.

RESTRICTED SECURITIES

Restricted securities held by the Fund generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the Fund may be required to pay all or a part of the registration expense, and a considerable period may elapse between the time it decides to seek registration of the securities and the time it is permitted to sell them under an effective registration statement. If, during this period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to try to register the securities initially.

SECURITIES LENDING

The Fund may lend its portfolio securities to earn additional income. If a borrower defaulted on a securities loan, the Fund could experience delays in recovering the securities it loaned; if the value of the loaned securities increased in the meantime, the Fund could suffer a loss.

To minimize the risk of default on securities loans, BMC adheres to the following guidelines prescribed by the board of trustees:

(1) TYPE AND AMOUNT OF COLLATERAL. At the time a loan is made, the Fund must receive, from or on behalf of the borrower, collateral consisting of any combination of cash and full faith and credit U.S. government securities equal to not less than 102% of the market value of the securities loaned. Cash collateral received by the Fund in connection with loans of portfolio securities may be commingled by the Fund's custodian with other cash and marketable securities, provided that the loan agreement expressly allows such commingling. The loan must not reduce the risk of loss or opportunity for gain in the securities loaned.

(2) ADDITIONS TO COLLATERAL. Collateral must be marked to market daily, and the borrower must agree to add collateral to the extent necessary to maintain the 102% level specified in guideline (1). The borrower must deposit additional collateral no later than the business day following the business day on which a collateral deficiency occurs or collateral appears to be inadequate.

(3) TERMINATION OF LOAN. The Fund must have the ability to terminate any loan of portfolio securities at any time. The borrower must be obligated to redeliver the borrowed securities within the normal settlement period following receipt of the termination notice.

(4) REASONABLE RETURN ON LOAN. The borrower must agree that the Fund (a) will receive all dividends, interest, or other distributions on loaned securities and (b) will be paid a reasonable return on such loans either in the form of a loan fee or premium or from the retention by the Fund of part or all of the earnings and profits realized from the investment of cash collateral in full faith and credit U.S government securities.

(5) LIMITATIONS ON PERCENTAGE OF PORTFOLIO SECURITIES ON LOAN. The Fund's loans may not exceed 33-1/3% of its total assets.

(6) CREDIT ANALYSIS. As part of the regular monitoring procedures set forth by the board of trustees that BMC follows to evaluate banks and broker-dealers in connection with, for example, repurchase agreements and municipal securities credit issues, BMC will analyze and monitor the creditworthiness of all borrowers with which portfolio lending arrangements are contemplated or entered into.

If a borrower fails financially, there may be delays in recovering loaned securities and a loss in the value of collateral. However, loans will only be made to parties that meet the guidelines prescribed by the board of trustees.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

BMC may engage in foreign currency exchange transactions on behalf of the Fund to manage currency risk. Foreign currencies may be purchased and sold regularly, either in the spot (i.e., cash) market or in the forward market (through forward foreign currency exchange contracts, or "forward contracts"). Foreign exchange dealers do not charge fees for currency conversions. Instead, they realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies. A dealer may offer to sell a foreign currency at one rate while simultaneously offering a lesser rate of exchange on the purchase of that currency.

When the Fund agrees to buy or sell a security denominated in a foreign currency, it may enter into a forward contract to "lock in" the U.S. dollar price of the security. By entering into a forward contract to buy or sell the amount of foreign currency involved in the underlying securities transaction for a fixed amount of U.S. dollars, BMC can protect the Fund against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency between the security's purchase or sale date and its payment date. This type of transaction is sometimes referred to as a "position hedge."

In addition to position hedges, BMC may engage in "cross-hedging" transactions on behalf of the Fund. Cross hedging involves entering into a forward contract to sell one foreign currency and buy another. BMC may employ a cross-hedging strategy on behalf of the Fund if it believes that one foreign currency (in which a portion of the Fund's foreign currency holdings are denominated) will change in value relative to the U.S. dollar differently than another foreign currency.

Successful use of forward contracts depends on BMC's skill in analyzing and predicting currency values. Forward contracts could result in losses to the Fund if currencies do not perform as anticipated. The advisor uses forward contracts for currency hedging purposes only. The adviser does not use forward contracts for speculative purposes. The Fund is not required to enter into forward contracts with regard to its foreign holdings and will not do so unless it is deemed appropriate by the advisor.

The Fund's assets are valued daily in U.S. dollars, although foreign currency holdings are not physically converted into U.S. dollars on a daily basis.

The currency management techniques discussed above are limited by various constraints, including the intention to protect the U.S. tax status of the Fund as a regulated investment company.

SHORT SALES AND PUT OPTIONS ON INDIVIDUAL SECURITIES

The Fund may buy puts and enter into short sales with respect to stocks underlying its convertible security holdings. For example, if BMC anticipates a decline in the price of the stock underlying a convertible security the Fund holds, it may purchase a put option on the stock or sell the stock short. If the stock price subsequently declines, the proceeds of the short sale or an increase in the value of the put option could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security.

When a Fund enters into a short sale, it will be required to set aside cash or appropriate liquid assets in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to continue to hold them while the short sale is outstanding. The

Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

FUTURES AND OPTIONS TRANSACTIONS


FUTURES CONTRACTS provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. government agency.

Although futures contracts, by their terms, call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. Closing out a futures position is done by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold, or selling a contract that has previously been bought).


To initiate and maintain open positions in futures contracts, the Fund is required to make a good faith margin deposit in cash or government securities with a broker or custodian. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish deposit requirements that are higher than the exchange minimums.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, the contract holder is required to pay additional "variation" margin. Conversely, changes in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to or from the futures broker as long as the contract remains open and do not constitute margin transactions for purposes of the Fund's investment restrictions.


Those who trade futures contracts may be broadly classifed as either "hedgers" or "speculators". Hedgers, such as the Fund, use the futures markets primarily to offset unfavorable changes in the value of securities they hold or expect to acquire for investment purposes. Speculators are less likely to own the securities underlying the futures contracts they trade and are more likely to use futures contracts with the expectation of realizing profits from fluctuations in the prices of the underlying securities. The Fund will not utilize futures contracts for speculative purposes.


Although techniques other than trading futures contracts can be used to control the Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities prices, and futures contracts. The Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the

Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. The Fund may also terminate a put option position by closing it out in the secondary market at its current price if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

WRITING PUT AND CALL OPTIONS. If the Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party chooses to exercise the option. When writing an option on a futures contract, the Fund will be required to make margin payments to a broker or custodian as described above for futures contracts. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

If security prices were to rise, a put writer would generally expect to profit, although the gain would be limited to the amount of the premium received. If security prices were to remain the same over time, the writer would likely also profit by being able to close out the option at a lower price. If security prices were to fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the Fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price even if its current value is greater, a call writer gives up some ability to participate in security price increases.

COMBINED POSITIONS. The Fund may purchase and write options in combination with other options or in combination with futures or forward contracts in order to adjust the risk and return characteristics of the overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price in order to reduce the risk of the written call option in the event of a substantial price increase.

Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organizations of the exchanges where they are traded. The risk of illiquidity is also greater with OTC options because these options generally can be closed out only by negotiation with the other party to the option.

OPTIONS ON FUTURES. By purchasing an option on a futures contract, the Fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed "strike" price. The Fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the Fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require the Fund to make margin payments unless the option is exercised.

CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded futures and options contracts, it is likely that the standardized contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in futures and options contracts based on securities with different issuers, maturities, or other characteristics than the securities in which they typically invest (for example, by hedging intermediate-term securities with a futures contract based on an index of long-term bond prices); this involves a risk that the futures position will not track the performance of the Fund's other investments.

Options and futures prices can diverge from the prices of their underlying instruments even if the underlying instruments correlate well with the Fund's investments. Options and futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from the imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in an effort to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

FUTURES AND OPTIONS CONTRACTS RELATING TO FOREIGN CURRENCIES. The Fund may purchase and sell currency futures and purchase and write currency options to increase or decrease its exposure to different foreign currencies. The Fund may also purchase and write currency options in conjunction with currency futures or forward contracts.

Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges and have standard contract sizes and delivery dates. Most currency futures contracts call for payment or delivery in U.S. dollars.

The uses and risks of currency futures are similar to those of futures and options relating to securities or indexes, as described above. Currency futures and options values can be expected to correlate with exchange rates but may not reflect other factors that affect the value of the Fund's investments. A currency hedge, for example, should protect a deutsche-mark-denominated security from a decline in the deutsche mark, but it will not protect the Fund against a price decline resulting from a deterioration in the issuer's creditworthiness.

LIQUIDITY OF FUTURES CONTRACTS AND OPTIONS. There is no assurance a liquid secondary market will exist for any particular futures contract or option at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for futures contracts and options and may halt trading if a contract's price moves upward or downward more than the limit on a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a contract were not liquid, because of price fluctuation limits or otherwise, prompt liquidation of unfavorable positions could be difficult or impossible, and the Fund could be required to continue holding a position until delivery or expiration regardless of changes in its value. Under these circumstances, the Fund's access to assets held to cover its future positions could also be impaired.

Futures and options trading on foreign exchanges may not be regulated as effectively as similar transactions in the U.S. and may not involve clearing mechanisms or guarantees similar to those available in the U.S. The value of a futures contract or option traded on a foreign exchange may be adversely affected by the imposition of different exercise and settlement terms, trading procedures, and margin requirements, and lesser trading volume.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

The Fund has filed a notice of eligibility for exclusion as a "commodity pool operator" with the CFTC and the National Futures Association, which regulates trading in the futures markets. The Fund intends to comply with Section 4.5 of the regulations under the Commodity Exchange Act, which limits the extent to which the Fund can commit assets to initial margin deposits and options premiums.

The Fund may enter into futures transactions (including related options) for hedging purposes without regard to the percentage of assets committed to initial margin and for other than hedging purposes provided that assets committed to initial margin deposits on such instruments, plus premiums paid for open futures options positions, less the amount by which any such positions are "in-the-money," do not exceed 5% of the Fund's total assets. To the extent required by law, the Fund will set aside cash and appropriate liquid assets in a segregated account to cover its obligations related to futures contracts and options. Financial futures or options purchased or sold by the Fund will be standardized and traded through the facilities of a U.S. or foreign securities association or listed on a U.S. or foreign securities or commodities exchange, board of trade, or similar entity, or quoted on an automatic quotation system, except that the Fund may effect transactions in over-the-counter options with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. In addition, the Fund has undertaken to limit aggregate premiums paid on all options purchased by the Fund to no more than 20% of the Fund's total net asset value.

The Fund intends to comply with tax rules applicable to regulated investment companies, including a requirement that gains from the sale of securities and certain other assets held less than three months constitute less than 30% of the Fund's gross income for each fiscal year. Gains on some futures contracts and options are included in this 30% calculation, which may limit the Fund's investments in these instruments.

INVESTMENT RESTRICTIONS

The Fund's investment restrictions set forth below are fundamental and may not be changed without approval of "a majority of the outstanding voting securities" of the Fund, as defined in the Investment Company Act of 1940.

THE FUND MAY NOT

(1) Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result, at the time of such investment, (a) more than 5% of its total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

(2) Borrow money except from a bank as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes provided that the Fund maintains asset coverage of at least 300% for all such borrowings. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The Fund may borrow money for temporary or emergency purposes from other funds or portfolios for which BMC is the investment advisor, or from a joint account of such funds or portfolios, as permitted by federal regulatory agencies, and provided it has received any necessary exemptive order from the Securities and Exchange Commission.

(3) Act as an underwriter of securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

(4) Purchase or sell real estate or real estate limited partnerships, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or readily marketable securities of issuers engaged in the real estate business); physical commodities; contracts relating to physical commodities; or interests in oil, gas and/or mineral exploration development programs or leases. This restriction shall not be deemed to prohibit the Fund from purchasing or selling currencies; entering into futures contracts on securities, currencies, or on indexes of such securities or currencies, or any other financial instruments; and purchasing and selling options on such futures contracts.

(5) Make loans to others, except for the lending of portfolio securities pursuant to guidelines established by the board of directors and except as otherwise in accordance with the Fund's investment objective and policies.

(6) Issue senior securities, except as permitted under the Investment Company Act of 1940.

(7) Purchase any security if, as a result, 25% or more of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry. However, this limitation does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.

The Fund is also subject to the following restrictions that are not fundamental and may, therefore, be changed by the board of trustees without shareholder approval.

THE FUND MAY NOT

(a) Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options and futures contracts are not deemed to constitute short sales of securities.

(b) Purchase warrants, valued at the lower of cost or market, in excess of 10% of the Fund's net assets. Included within that amount, but not to exceed 2% of the Fund's net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Fund in units or attached to securities are not subject to these restrictions.

(c) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute the purchase of securities on margin.

(d) Invest in securities that are not readily marketable, or that are illiquid because they are subject to legal or contractual restrictions on resale (collectively, "illiquid securities") if, as a result, more than 15% of the Fund's net assets would be invested in illiquid securities.

(e) Acquire or retain the securities of any other investment company if, as a result, more than 3% of such investment company's outstanding shares would be held by the Fund, more than 5% of the value of the Fund's assets would be invested in shares of such investment company, or more than 10% of the value of the Fund's assets would be invested in shares of investment companies in the aggregate, except in connection with a merger, consolidation, acquisition, or reorganization or as otherwise permitted by applicable law.

(f) Invest in securities of an issuer that, together with any predecessor or unconditional guarantor, has been in operation for less than three years if, as a result, more than 5% of the total assets of the Fund would then be invested in such securities, except obligations issued or guaranteed by the U.S. government or its agencies.

Unless otherwise indicated, percentage limitations included in the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in the Fund's net assets will not be considered in determining whether it has complied with its investment restrictions.


For purposes of the Funds' investment restrictions, the party identified as the "issuer" of a municipal security depends on the form and conditions of the security. When the assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed the sole issuer. Similarly, in the case of an Industrial Development Bond ("IDB"), if the bond were backed only by the assets and revenues of a non-governmental user, the non-governmental user would be deemed the sole issuer. If, in either case, the creating government or some other entity were to guarantee the security, the guarantee would be considered a separate security and treated as an issue of the guaranteeing entity.


PORTFOLIO TRANSACTIONS

The Fund's assets are invested by BMC in a manner consistent with the Fund's investment objectives, policies, and restrictions, and with any instructions from the board of trustees that may be issued from time to time. Within this framework, BMC is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Fund. In placing orders for the purchase and sale of portfolio securities, BMC will use its best efforts to obtain the best possible price and execution and will otherwise place orders with broker-dealers subject to and in accordance with any instructions from the board of trustees that may be issued from time to time. BMC will select broker-dealers to execute portfolio transactions on behalf of the Fund solely on the basis of best price and execution.

The Fund's annual portfolio turnover rate for the fixed-income portion of its portfolio is not expected to exceed 250%; the equity portion of its portfolio is not expected to exceed 150%. These turnover rates may vary from year to year. Because a higher turnover rate increases transaction costs and may increase taxable gains, the advisor carefully weighs the potential benefits of short-term investing against these considerations.

VALUATION OF PORTFOLIO SECURITIES


The Fund's net asset value per share ("NAV") is normally calculated by Benham Financial Services, Inc. (BFS) at the close of business of the New York Stock Exchange (the "Exchange"), usually 1:00 p.m. The Exchange designated the following holiday closings for 1996: New Year's Day (observed), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day (observed). Although BFS expects the same holiday schedule to be observed in the future, the Exchange may modify its holiday schedule at any time.


BMC typically completes its trading on behalf of the Fund in various markets before the Exchange closes for the day. Securities are valued at market, depending upon the market or exchange on which they trade. Price quotations for exchange-listed securities are taken from the primary exchanges on which these securities trade. Securities traded on exchanges will be valued at their last sale prices. If no sale is reported, the mean between the latest bid and asked prices is used. Securities traded over-the-counter will be valued at the mean between the latest bid and asked prices. Fixed-income securities are priced at market value on the basis of market quotations supplied by independent pricing services. Trading of securities in foreign markets may not take place on every day the Exchange is open, and trading takes place in various foreign markets on days on which the Exchange and the Fund's offices are not open and the Fund's net asset value is not calculated. The Fund's net asset value may be significantly affected on days when shareholders have no access to the Fund. Securities for which market quotations are not readily available, or which may change in value due to events occuring after their primary exchange has closed for the day, are valued at fair market value as determined in good faith under the direction of the board of directors.

If no sale is reported, the mean between the latest bid and asked prices is used. Securities traded over-the-counter will be valued at the mean between the latest bid and asked prices.


PERFORMANCE


The Fund`s yields and total returns may be quoted in advertising and sales literature. These figures, as well as the Fund's share price will vary. Past performance should not be considered as indicative of future results.


Yield quotations for the Fund are based on the investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and are computed by dividing the Fund's net investment income by its share price on the last day of the period, according to the following formula:
                                                6
                          YIELD = 2 [(a - b + 1)  - 1]
                                      -----
                                       cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.


AVERAGE ANNUAL TOTAL RETURN

           ONE YEAR*

            20.12%

* Since Fund inception on December 1, 1994.

The Fund's average annual total return for the year ended November 30, 1995, was 20.12%.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the Fund's performance is not constant over time, but changes from year-to-year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns, which reflect the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

The Fund's performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indexes of market performance. This may include comparisons with funds that, unlike Benham funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to, U.S. Treasury bill, note, and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source: Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; mutual fund rankings published in major nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indexes of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The Fund may also utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance.

Indexes may assume reinvestment of dividends, but, generally, they do not reflect administrative and management costs such as those incurred by a mutual fund.

Occasionally statistics may be used to illustrate Fund volatility or risk. Measures of volatility or risk generally are used to compare the Fund's net asset value or performance to a market index. One measure of volatility is "beta." Beta expresses Fund volatility relative to the total market as represented by the S&P 500. A beta of more than 1.00 indicates volatility greater than that of the market, and a beta of less than 1.00 indicates volatility less than that of the market. Another measure of volatility or risk is "standard deviation." Standard deviation is used to measure variability of net asset value or total return relative to an average over a specified period of time. The premise is that greater volatility connotes greater risk undertaken to achieve desired performance.

The Fund's shares are sold without a sales charge (load). No-load funds offer an advantage to investors when compared to load funds with comparable investment objectives and strategies. For example, if you invest $10,000 in a no-load fund, 100% of your investment is used to buy shares. If you invest $10,000 in a fund with a 5.5% load, only $9,450 ($10,000 minus $550) is used to buy shares. Over time, this difference can have a significant effect on total return. Assuming a compounded annual growth rate of 10% for both investments, the no-load fund investment would be worth $25,937 after ten years, while the load fund investment would be worth only $24,511.

The Benham Group has distinguished itself as an innovative provider of low-cost true no-load mutual funds. Among other innovations, The Benham Group established the first no-load fund that invests primarily in zero-coupon U.S. Treasury securities, the first no-load double tax-free California money market and short-term bond funds, the first no-load adjustable rate government securities fund, and the first no-load utilities fund designed to pay monthly dividends.

TAXES

The Fund intends to qualify annually as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. By so qualifying, the Fund will not incur federal income or state taxes on its net investment income and net realized capital gains distributed to shareholders.

The Fund may be subject to a 4% excise tax on a portion of its undistributed income. To avoid the tax, the Fund must timely distribute annually at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year and at least 98% of its capital gain net income for the 12-month period ending, as a general rule, on October 31 of the calendar year. Any dividend declared by the Fund in October, November or December of any year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such year provided that such dividend is actually paid by the Fund during January of the following year.

The Fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund, defer Fund losses, and affect the determination of whether capital gains and losses are characterized as long-term or short-term capital gains or losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark to market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for relief from income and excise taxes. The Fund will monitor its transactions and may make such tax elections as Fund management deems appropriate with respect to foreign currency, options, futures contracts, forward contracts, or hedged investments. The Fund's status as a regulated investment company may limit its transactions involving foreign currency, futures, options, and forward contracts.

Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, in disposing of debt securities denominated in foreign currencies and certain forward currency contracts, gains or losses attributable to fluctuations in the value of a foreign currency between the date the security or contract is acquired and the date it is disposed of are also usually treated as ordinary income or loss. Under Section 988 of the Code, these gains or losses may increase or decrease the amount of the Fund's investment company taxable income to be distributed to shareholders as ordinary income and correspondingly decrease or increase distributions of capital gains.

The Fund may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFIC"s). In general, a foreign corporation is classified as a PFIC is at least one-half of its assets constitute passive investment-type assets or 75% or more of its gross income is passive investment-type income. Certain distributions from a PFIC and gains from the sale of PFIC shares are treated as excess distributions. These excess distributions and gains may subject the Fund to non-deductible federal income tax.


The Fund will monitor its transactions and may make such tax elections as Fund management deems appropriate with respect to its holdings in PFICs. The Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.


Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss, and the timing of the recognition of income with respect to PFIC shares, as well as subject the Fund itself to tax on excess distributions from PFIC shares, the amount that must be distributed to shareholders, which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially compared to a fund that did not invest in PFIC shares.


Earnings derived by the Fund from sources outside the U.S. may be subject to non-U.S. withholding and possibly other taxes. Such taxes may be reduced or eliminated under the terms of a U.S. income tax treaty, and the Fund generally intends to undertake any procedural steps required to claim the benefits of such a treaty. Generally, such taxes will reduce the Fund's income distributable to shareholders. This Fund will not qualify to pass through any such foreign taxes to the Fund's shareholders.


Some of the debt securities that may be acquired by the Fund may be treated as debt securities that are originally issued at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. Therefore, distribution of this income may be required even though the Fund would not have received the cash with which to make the distribution.


Some of the debt securities may be purchased in the secondary market by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security previously included in the fund's investment company taxable income. At the election of the Fund, market discount accrues for tax purposes on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity that takes into account the semiannual compounding of interest.


Generally, the Fund will be required to distribute to shareholders dividends representing the accretion of discounts on debt securities that are currently includable in income, even if cash representing such income has not been received by the Fund. Cash to pay such dividends may be obtained from proceeds of sales of securities held by the Fund.

Exchange control regulations that may restrict repatriation of investment income, capital, or the proceeds of securities sales by foreign investors may limit the Fund's ability to make sufficient distributions to satisfy the 90% income tax and 98% excise tax distribution requirements.

Ordinarily, the Fund will declare and pay dividends of net investment income quarterly and make distributions of net realized capital gains, if any, at least annually.

Upon redeeming, selling, or exchanging shares of the Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares liquidated. The gain or loss generally will be a capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term depending on the length of time the shares were held. However, a loss recognized by a shareholder in the disposition of shares on which capital gain dividends were paid (or deemed paid) before the shareholder had held his or her shares for more than six months would be treated as a long-term capital loss for tax purposes.

A gain realized on the redemption, sale, or exchange of shares would not be affected by the reacquisition of shares. The deduction of a loss realized on a redemption, sale, or exchange of shares would be disallowed to the extent that the shares disposed of were replaced (whether through reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the disposal date. Under such circumstances, the basis of the shares acquired would be adjusted to reflect the disallowed loss.

The information above is only a summary of some of the tax considerations generally affecting the Fund and its shareholders. No attempt has been made to discuss individual tax consequences. The Fund's distributions may also be subject to state, local, or foreign taxes. U.S. tax rules applicable to foreign investors may differ significantly from those outlined above. To determine whether the Fund is a suitable investment based on his or her tax situation prospective investor may wish to consult a tax advisor.

ABOUT BENHAM MANAGER FUNDS

Benham Manager Funds (the "Trust") is a registered open-end management investment company that was organized as a Massachusetts business trust on July 12, 1994. The Fund is currently the sole series of the Trust. The board of trustees may create additional series from time to time.

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in portfolios. Shares issued are fully paid and nonassessable and have no preemptive, conversion, or similar rights.


Shares of the Fund have equal voting rights, although on matters affecting the Fund exclusively. Voting rights are not cumulative, investors holding more than 50% of the Trust's outstanding shares may elect a board of trustees. The Trust has instituted dollar-based voting, meaning that the number of votes you are entitled to is based upon the dollar amount of their investment. The election of trustees is determined by the votes received from all Trust shareholders without regard to whether a majority of shareholders voted in favor of a particular nominee or all nominees as a group. Each shareholder has rights to dividends and distributions declared by the Fund and in the net assets of the Fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the Fund.


The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding, and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees, and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust itself is unable to meet its obligations.

CUSTODIAN BANK: State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02101, is custodian of the Fund's assets. Services provided by the custodian bank include (i) settling portfolio purchases and sales, (ii) reporting failed trades, (iii) identifying and collecting portfolio income, and
(iv) providing safekeeping of securities. The custodian takes no part in determining the Fund's investment policies or in determining which securities are sold or purchased by the Fund.


INDEPENDENT AUDITORS: KPMG Peat Marwick LLP, 3 Embarcadero Center, San Francisco, California 94111, serves as the Trust's independent auditors. KPMG audits the annual report and provides tax and other services as auditors.

TRUSTEES AND OFFICERS

The Trust's activities are overseen by a board of trustees, including seven independent trustees. The individuals listed below whose names are marked with an asterisk (*) are "interested persons" of the Trust (as defined in the Investment Company Act of 1940) by virtue of, among other things, their affiliation with either the Trust; the Trust's investment advisor, Benham Management Corporation (BMC); the Trust's agent for transfer and administrative services, Benham Financial Services, Inc. (BFS); the Trust's distribution agent, Benham Distributors, Inc. (BDI); the parent corporation, Twentieth Century Companies, Inc. (TCC) or TCC's subsidiaries; or other funds advised by BMC. Each trustee listed below also serves as a trustee or director of other funds in The Benham Group. Unless otherwise noted, dates in parentheses indicate the date the trustee or officer began his or her service in a particular capacity. The trustees' and officers', with the exception of Mr. Stowers III, address is 1665 Charleston Road, Mountain View, California 94043 and Mr. Stowers III address is 4500 Main Street, Kansas City, Missouri 64111.

*JAMES M. BENHAM, chairman of the board of trustees (1994). Mr. Benham is also chairman of the boards of BFS (1985), BMC (1971), and BDI (1988); president of BMC (1971), and BDI (1988); and a member of the board of governors of the Investment Company Institute (1989). Mr. Benham has been in the securities business since 1963, and he frequently comments through the media on economic conditions, investment strategies, and the securities markets.

ALBERT A. EISENSTAT, independent director (1995). Mr. Eisenstat is an independent director of each of Commercial Metals Co. (1982), Sungard Data Systems (1991) and Business Objects S/A (1994). Previously, he served as vice president of corporate development and corporate secretary of Apple Computer and served on its Board of Directors (1985 to 1993).

RONALD J. GILSON, independent trustee (1995). Mr. Gilson is Charles J. Meyers Professor of Law and Business at Stanford Law School (1979) and the Mark and Eva Stern Professor of Law and Business at Columbia University School of Law (1992); counsel to Marron, Reid & Sheehy (a San Francisco law firm, 1984).

MYRON S. SCHOLES, independent trustee (1994). Mr. Scholes is a principal of Long-Term Capital Management (1993). He is also Frank E. Buck Professor of Finance at the Stanford Graduate School of Business (1983), a director of Dimensional Fund Advisors (1982) and the Smith Breeden Family of Funds (1992). From August 1991 to June 1993, Mr. Scholes was a managing director of Salomon Brothers Inc. (securities brokerage).

KENNETH E. SCOTT, independent trustee (1994). Mr. Scott is Ralph M. Parsons Professor of Law and Business at Stanford Law School (1972) and a director of RCM Capital Management (June 1994).

EZRA SOLOMON, independent trustee (1994). Mr. Solomon is Dean Witter Professor of Finance Emeritus at the Stanford Graduate School of Business, where he served as Dean Witter Professor of Finance from 1965 to 1990, and a director of Encyclopedia Britannica.

ISAAC STEIN, independent trustee (1994). Mr. Stein is former chairman of the board (1990 to 1992) and chief executive officer (1991 to 1992) of Esprit de Corp. (clothing manufacturer). He is a member of the board of Raychem Corporation (electrical equipment, 1993), president of Waverley Associates, Inc. (private investment firm, 1983), and a director of ALZA Corporation (pharmaceuticals, 1987). He is also a trustee of Stanford University (1994) and chairman of Stanford Health Services (hospital, 1994).


*JAMES E. STOWERS III, trustee (1995). Mr. Stowers is president and director, Twentieth Century Investors, Inc., TCI Portfolios, Inc., Twentieth Century World Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century Capital Portfolios, Inc., Twentieth Century Institutional Portfolios, Inc., Twentieth Century Companies, Inc., Investors Research Corporation and Twentieth Century Services, Inc.


JEANNE D. WOHLERS, independent trustee (1994). Ms. Wohlers is a private investor, and an independent director and partner, Windy Hill Productions, LP.. Previously, she served as vice president and chief financial officer of Sybase, Inc. (software company, 1988 to 1992).


*JOHN T. KATAOKA, president and chief executive officer (1994).


*DOUGLAS A. PAUL, secretary (1994), vice president (1994), and general counsel
(1994).

*ANN N. McCOID, controller (1994).


*MARYANNE ROEPKE, chief financial officer and treasurer (1995).

The table on the following page summarizes the compensation that the trustees of the Fund received for the Fund's fiscal year ended November 30, 1995, as well as the compensation received for serving as director or trustee of all other Benham funds.

                 TRUSTEE COMPENSATION FOR THE FISCAL YEAR ENDED
                                November 30, 1995

-----------------------------------------------------------------------------------------------------------------
      Name of                Aggregate             Pension or               Estimated                 Total
      Trustee              Compensation        Retirement Benefits       Annual Benefits          Compensation
                               From            Accrued As Part of        Upon Retirement          From Fund and
                             The Fund             Fund Expenses                                   Fund Complex
                                                                                                Paid to Trustees
-----------------------------------------------------------------------------------------------------------------
Albert A. Eisenstat           $0                 Not Applicable          Not Applicable              $0
-----------------------------------------------------------------------------------------------------------------
Ronald J. Gilson              $1,273             Not Applicable          Not Applicable              $48,583
-----------------------------------------------------------------------------------------------------------------
Myron S. Scholes              $2,787             Not Applicable          Not Applicable              $65,375
-----------------------------------------------------------------------------------------------------------------
Kenneth E. Scott              $2,845             Not Applicable          Not Applicable              $64,875
-----------------------------------------------------------------------------------------------------------------
Ezra Solomon                  $2,784             Not Applicable          Not Applicable              $58,542
-----------------------------------------------------------------------------------------------------------------
Isaac Stein                   $2,845             Not Applicable          Not Applicable              $63,375
-----------------------------------------------------------------------------------------------------------------
Jeanne D. Wohlers             $2,782             Not Applicable          Not Applicable              $67,173
-----------------------------------------------------------------------------------------------------------------

* Interested trustees receive no compensation for their services as such.

As of December 29, 1995, the Trust's officers and trustees, as a group, owned less than 1% of each Fund's total shares outstanding.

INVESTMENT ADVISORY SERVICES

The Fund has an investment advisory agreement with Benham Management Corporation
(BMC), dated June 1, 1995, that was approved by shareholders on May 31, 1995.

BMC is a California corporation and a wholly owned subsidiary of Twentieth Century Companies (TCC), a Delaware corporation. BMC, as well as BFS and BDI, became wholly owned subsidiaries of TCC on June 1, 1995, upon the merger of Benham Management International (BMI), the former parent of BFS and BDI, into TCC. BMC has served as investment advisor to the Fund since the Fund's inception. TCC is a holding company that owns all of the stock of the operating companies that provide the investment management, transfer agency, shareholder service, and other services for the Twentieth Century funds. James E. Stowers, Jr., controls TCC by virtue of his ownership of a majority of its common stock. BMC has been a registered investment advisor since 1971 and is investment advisor to other funds in The Benham Group.

The Fund's agreement with BMC continues for an initial period of two years and thereafter from year to year provided that, after the initial two year period, it is approved at least annually by vote of a majority of the Fund's outstanding voting securities or by vote of a majority of the Fund's trustees, including a majority of those trustees who are neither parties to the agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.


The agreement is terminable on sixty days' written notice, either by the Fund or by BMC, to the other party, and terminates automatically in the event of its assignment.

Pursuant to the investment advisory agreement, BMC provides the Fund with investment advice and portfolio management services in accordance with the Fund's investment objective, policies, and restrictions. BMC determines what securities will be purchased and sold by the Fund and assists the Trust's officers in carrying out decisions made by the board of trustees.

For these services, the Fund pays BMC a monthly investment advisory fee based on its pro rata share of the dollar amount derived from applying the Trust's average daily net assets to the following investment advisory fee rate schedule:

0.65% of the first $100 million
0.60% of the next $100 million
0.55% of the next $100 million
0.50% of the next $100 million
0.45% of the next $100 million
0.37% of the next $1 billion
0.34% of the next $1 billion
0.31% of the next $1 billion
0.30% of the next $1 billion
0.29% of the next $1 billion
0.28% of the next $1 billion
0.27% of the net assets over $6.5 billion

ADMINISTRATIVE AND TRANSFER AGENT SERVICES


BFS, a wholly owned subsidiary of TCC, is the Trust's agent for transfer and administrative services. For administrative services, the Fund pays BFS a monthly fee based on its pro rata share of the dollar amount derived from applying the aggregate average daily net assets of all of the funds in The Benham Group to the following administrative fee rate schedule:


GROUP ASSETS                     ADMINISTRATIVE FEE RATE

up to $4.5 billion                         .11%
up to $6 billion                           .10%
up to $9 billion                           .09%
balance over $9 billion                    .08%


For transfer agent services, the Fund pays BFS a monthly fee of $1.1875 for each shareholder account maintained and $1.35 for each shareholder transaction executed during that month.


DIRECT FUND EXPENSES

The Fund pays certain operating expenses that are not assumed by BMC or BFS. These include fees and expenses of the independent trustees; custodian, audit, tax preparation, and pricing fees; fees of outside counsel and counsel employed directly by the Trust; costs of printing and mailing prospectuses, statements of additional information, notices, proxy statements, confirmations, and reports to shareholders; fees for registering the Fund's shares under federal and state securities laws; brokerage fees and commissions; trade association dues; costs of fidelity and liability insurance policies covering the Fund; costs for incoming WATS lines maintained to receive and handle shareholder inquiries; and organizational costs.

EXPENSE LIMITATION AGREEMENT

BMC may recover amounts absorbed on behalf of the Fund during the preceeding 11 months if, and to the extent that, for any given month, the Fund's expense limit in effect at that time. BMC has agreed to limit the Funds' expenses to 1.00% of the Funds' average daily net assets during the year ending May 31, 1996.

The Fund's contractual expense limit is subject to annual renewal. The expense limit for the year ended November 30, 1995, was 1.00% of average daily net assets.

Net amounts absorbed and recouped for the fiscal year ended November 30, 1995 is indicated below.

NET REIMBURSEMENTS (RECOUPMENTS) BY BMC AND BFS

                                            FISCAL
                                             1995

Benham Capital Manager Fund                 $2,957


ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The Fund's shares are continuously offered at NAV. Share certificates are issued (without charge) only when requested in writing. Certificates are not issued for fractional shares. Dividend and voting rights are not affected by the issuance of certificates.

The Benham Group may reject or limit the amount of an investment to prevent any one shareholder or affiliated group from controlling the Trust or one of its portfolios; to avoid jeopardizing a portfolio's tax status; or whenever, in management's opinion, such rejection is in the Trust's or a portfolio's best interest.


As of December 29, 1995, to BMF's knowledge, no shareholder was the record holder or beneficial owner of 5% or more of the Fund's total shares outstanding.


The Benham Group charges neither fees nor commissions on the purchase and sale of Benham fund shares. However, BFS may charge fees for special services requested by a shareholder or necessitated by acts or omissions of a shareholder. For example, BFS may charge a fee for processing dishonored investment checks or stop-payment requests. BFS charges $10 per hour for account research requested by investors. This charge will be assessed, for example, when a shareholder request requires more than one hour of research on historical account records. The fees charged are based on the estimated costs of performing shareholder-requested services and are not intended to increase income.

Share purchases and redemptions are governed by California law.

OTHER INFORMATION


The Fund's investment advisor, BMC, has been continuously registered with the SEC under the Investment Advisers Act of 1940 since December 14, 1971. The Trust has filed a registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to the shares offered. Such registrations do not imply approval or supervision of the Trust or the advisor by the SEC.

For further information, please refer to the registration statement and exhibits on file with the SEC in Washington, D.C. These documents are available upon payment of a reproduction fee. Statements in the Prospectus and in this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

BENHAM MANAGER FUNDS

1933 Act Post-Effective Amendment No. 3.
1940 Act Amendment No. 5.


PART C: OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(A) FINANCIAL STATEMENTS. Audited financial statements for Benham Capital Manager Fund for the fiscal year ended November 30, 1995, are filed herein as included in the Statement of Additional Information by reference to the Annual Report dated November 30, 1995,filed on January 26, 1996 (Accession No. 0000927793-96-000003).

(B)      EXHIBITS.

         (1) Agreement and Declaration of Trust of Benham Manager Funds, dated July 12, 1994, as amended May 31, 1995, is filed herein as EX-99.B1.

         (2) (a) Bylaws is incorporated herein by reference to Exhibit 2 to the Registration Statement filed July 29, 1994.

                  (b) Bylaws of Benham Manager Funds, as amended May 17, 1995, is filed herein as EX-99.B2b.

         (3)      Not applicable.

         (4) Specimen copy of Benham Capital Manager Fund share certificate is incorporated herein by reference to Exhibit 4 to the Registration Statement filed July 29, 1994.

         (5) (a) Investment Advisory Agreement between Benham Manager Funds on behalf of Benham Capital Manager Fund and Benham Management Corporation, dated August 30, 1994, is incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 filed October 13, 1994.

                  (b) Investment Advisory Agreement between Benham Manager
                  Funds: Benham Capital Manager Fund and BMC, dated June 1, 1995, is filed herein as EX-99.B5b.

         (6) Distribution Agreement between Benham Manager Funds and Benham Distributors, Inc., dated June 1, 1995, is filed herein as EX-99.B6.

         (7)      Not applicable.

         (8) Omnibus Custodian Agreement between Benham Manager Funds and State Street Bank and Trust Company, dated August 10, 1993, is incorporated herein by reference to Exhibit 8 to the Registration Statement filed July 29, 1994.

         (9) Administrative Services and Transfer Agency Agreement between Benham Manager Funds and Benham Financial Services, Inc., dated June 1, 1995, is filed herein as EX-99.B9.

         (10) Opinion and consent of counsel as to the legality of the securities being registered, dated January 12, 1996, is incorporated herein by reference to Rule 24f-2 Notice filed on January 17, 1996 (Accession No. 0000927793-96-000002).

         (11) (a) Consent of KPMG Peat Marwick LLP, independent auditors, is filed herein as EX-99.B11a.

                  (b) Written representation pursuant to Rule 485(e) under the Securities Act of 1933 is filed herein as EX-99.B11b.

         (12)     Not applicable.

         (13) Written assurances that purchase representing initial capital were made for investment purposes only without any present intention of redeeming or reselling, dated October 12, 1994, is incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 1.

         (14) (a) Benham Individual Retirement Account Plan, including all instructions and other relevant documents, are incorporated herein by reference to Exhibit 14(a) to the Registration Statement for Benham Investment Trust (File No. 33-65170).

                  (b) Benham Pension/Profit Sharing Plan, including all instructions and other relevant documents are incorporated herein by reference to Exhibit 14(b) to the Registration Statement for Benham Investment Trust (File No.
                  33-65170).

         (15)     Not applicable.

         (16) Schedule for computation of each performance quotation provided in response to Item 22 is filed herein as EX-99.B16.

         (17) Power of Attorney dated December 15, 1995, is filed herein as EX-99.B17.

Item 25. Persons Controlled by or Under Common Control with Registrant.

         Not applicable.

Item 26. Number of Holders of Securities

         As of December 29, 1995, there were 3,287 shareholders of record of Registrant's shares.

Item 27. Indemnification.

         Registrant hereby incorporates by reference as though it were set forth fully herein Article VII, Section 3 of Registrant's amended and restated Declaration of Trust, dated July 12, 1994, appearing as Exhibit 1(b) to Post-Effective Amendment No. 2, and Article VI, Section 4 of the Registrant's Bylaws appearing as Exhibit 2 to the Registration Statement.

Item 28. Business and Other Connections of Investment Advisor.

         The Fund's investment advisor, Benham Management Corporation, is also investment advisor to Capital Preservation Fund, Inc., Capital Preservation Fund II, Inc., Benham California Tax-Free and Municipal Funds, Benham Municipal Trust, Benham Target Maturities Trust, Benham Government Income Trust, Benham Equity Funds, Benham International Funds, and Benham Investment Trust.

Item 29. Principal Underwriters.

         The Registrant's distribution agent, Benham Distributors, Inc., is also distribution agent to Capital Preservation Fund, Inc., Capital Preservation Fund II, Inc., Benham California Tax-Free and Municipal Funds, Benham Municipal Trust, Benham Target Maturities Trust, Benham Government Income Trust, Benham Equity Funds, Benham International Funds, and Benham Investment Trust.

Item 30. Location of Accounts and Records.

         The Registrant, its investment advisor, Benham Management Corporation, and its agent for transfer and administrative services, Benham Financial Services, Inc., maintain, at the Fund's principal office located at 1665 Charleston Road, Mountain View, CA 94043, physical possession of each account, book, or other document, and shareholder records as required by 31 (a) of the 1940 Act and rules thereunder. The computer and database for shareholder records are located at Central Computer Facility, 401 North Broad Street, Sixth Floor, Philadelphia, PA 19108.

Item 31. Management Services.
         Not applicable.

Item 32. Undertakings.

         Registrant undertakes to furnish to each person to whom a prospectus is delivered with a copy of the Registrant's latest report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 3 /Amendment No. 5 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Mountain View, and State of California, on the 16 day of January, 1996.

                              BENHAM MANAGER FUNDS

                              By:       /s/Douglas A. Paul
                                        Douglas A. Paul
                                        Vice President, Secretary, and General
                                        Counsel

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 /Amendment No. 5 has been signed below by the following persons in the capacities and on the dates indicated.


                                Chairman of the Board of
----------------------          Trustees
James M. Benham*

                                Trustee
----------------------
James E. Stowers, III*

                                Trustee
----------------------
Albert A. Eisenstat*

                                Trustee
----------------------
Ronald J. Gilson*

                                Trustee
----------------------
Myron S. Scholes*

                                Trustee
----------------------
Kenneth E. Scott*

                                Trustee
----------------------
Ezra Solomon*

                                Trustee
----------------------
Isaac Stein*

                                Trustee
----------------------
Jeanne D. Wohlers*

                                Chief Financial
----------------------          Officer/Treasurer
Maryanne Roepke*


*By: /s/Douglas A. Paul
     Douglas A. Paul
     Attorney in Fact (pursuant to a Power of Attorney dated December 15, 1995)